ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (29.24%)
Argentina (0.17%)
Adecoagro SA(a)	50,405	$340,234
YPF SA, Sponsored ADR	42,204	694,256
		1,034,490

Australia (2.33%)
Alumina, Ltd.	310,907	497,516
Ausdrill, Ltd.	35,826	48,387
Beach Energy, Ltd.	278,659	405,895
BHP Group, Ltd.	41,343	1,152,383
BlueScope Steel, Ltd.	269,055	2,408,473
Costa Group Holdings, Ltd.	104,343	283,279
Fortescue Metals Group, Ltd.	28,340	161,438
GrainCorp, Ltd., Class A	85,256	500,234
Iluka Resources, Ltd.	100,615	661,910
Incitec Pivot, Ltd.	400,411	952,897
Independence Group NL	176,712	650,143
Mineral Resources, Ltd.	56,942	625,762
Nufarm, Ltd.	147,504	492,249
Oil Search, Ltd.	73,894	359,285
Orocobre, Ltd.(a)	61,058	119,000
OZ Minerals, Ltd.	133,936	942,483
Sandfire Resources NL	78,872	363,533
Santos, Ltd.	70,593	349,028
South32, Ltd.	1,023,268	2,197,252
Washington H Soul Pattinson & Co., Ltd.	18,381	285,461
Whitehaven Coal, Ltd.	200,968	508,498
Woodside Petroleum, Ltd.	18,740	444,693
		14,409,799

Austria (0.14%)
OMV AG	6,908	346,493
voestalpine AG	18,655	496,452
		842,945

Brazil (0.78%)
BRF SA, ADR(a)	141,840	1,232,590
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	112,065	1,558,823
Gerdau SA, Sponsored ADR	420,266	1,496,147
Petroleo Brasileiro SA, Sponsored ADR	16,177	243,464
Vale SA, Sponsored ADR	23,249	302,005
		4,833,029

Canada (1.63%)
Cameco Corp.	50,010	459,592
Canadian Solar, Inc.(a)	19,387	413,331
Encana Corp.	138,190	631,528
First Quantum Minerals, Ltd.	4,500	41,461
Gran Tierra Energy, Inc.(a)	85,099	138,711
Hudbay Minerals, Inc.	239,100	1,161,260
Lundin Mining Corp.	193,400	936,374
Nutrien, Ltd.	45,148	2,474,562
Parex Resources, Inc.(a)	56,800	970,911

	Shares	Value (Note 2)
Canada (continued)
Teck Resources, Ltd., Class B	138,619	$2,840,303
		10,068,033

Chile (0.42%)
Antofagasta PLC	66,150	755,539
Geopark, Ltd.(a)	12,075	230,029
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	55,234	1,628,851
		2,614,419

China (0.43%)
China Petroleum & Chemical Corp., ADR	5,780	370,903
CNOOC, Ltd., Sponsored ADR	8,783	1,452,092
Daqo New Energy Corp., ADR(a)	5,342	224,097
JinkoSolar Holding Co., Ltd., ADR(a)	8,708	170,590
PetroChina Co., Ltd., ADR	8,809	467,494
		2,685,176

Colombia (0.02%)
Ecopetrol SA, Sponsored ADR	5,846	104,819

Denmark (0.15%)
FLSmidth & Co. A/S	9,925	407,399
Vestas Wind Systems A/S	6,114	502,838
		910,237

Faroe Islands (0.14%)
Bakkafrost P/F	14,649	843,532

Finland (0.11%)
Outokumpu OYJ	147,998	427,607
Outotec Oyj(a)	43,438	272,935
		700,542

France (0.17%)
TOTAL SA, Sponsored ADR	20,540	1,062,740

Germany (0.52%)
K+S AG	93,537	1,525,225
Nordex SE(a)	10,156	119,847
Salzgitter AG	10,429	229,166
thyssenkrupp AG	23,362	302,324
Wacker Chemie AG	13,602	1,016,376
		3,192,938

Great Britain (1.73%)
Anglo American PLC	33,542	831,717
BP PLC, Sponsored ADR	13,668	543,166
CNH Industrial N.V.	80,916	818,061
Kazakhmys PLC	104,547	734,867
Noble Corp. PLC(a)	46,618	103,958
Pentair PLC	46,328	1,797,990
Premier Oil PLC(a)	196,198	200,516
Rio Tinto PLC, Sponsored ADR	43,928	2,507,410
Severn Trent PLC	32,916	806,587
Subsea 7 SA	68,014	733,373
Tullow Oil PLC	22,057	51,971

	Shares	Value (Note 2)
Great Britain (continued)
United Utilities Group PLC	129,470	$1,241,638
Valaris PLC	35,002	286,666
		10,657,920

India (0.04%)
Vedanta, Ltd., ADR	27,652	241,402

Israel (0.03%)
SolarEdge Technologies, Inc.(a)	2,438	159,031
Tower Semiconductor, Ltd.(a)	1	11
		159,042

Italy (0.06%)
Eni SpA, Sponsored ADR	10,981	343,815

Japan (2.14%)
Daido Steel Co., Ltd.	6,200	237,081
GS Yuasa Corp.	21,600	406,427
Hitachi Metals, Ltd.	48,800	517,651
Inpex Corp.	191,133	1,688,907
Japan Petroleum Exploration Co., Ltd.	19,200	421,274
JFE Holdings, Inc.	49,600	659,950
Kobe Steel, Ltd.	77,200	499,575
Kubota Corp.	68,600	1,067,244
Kurita Water Industries, Ltd.	23,216	590,697
Maruha Nichiro Corp.	5,600	164,464
Maruichi Steel Tube, Ltd.	16,300	430,611
Megmilk Snow Brand Co., Ltd.	7,100	152,716
Mitsubishi Materials Corp.	21,600	596,636
Morinaga Milk Industry Co., Ltd.	6,500	253,631
Nippon Steel & Sumitomo Metal Corp.	114,690	1,809,590
Nippon Suisan Kaisha, Ltd.	129,600	820,796
OSAKA Titanium Technologies Co., Ltd.	3,700	60,981
Pacific Metals Co., Ltd.	2,900	55,686
Sakata Seed Corp.	14,400	469,234
Sumitomo Forestry Co., Ltd.	28,759	362,164
Sumitomo Metal Mining Co., Ltd.	31,200	893,354
Toho Titanium Co., Ltd.	17,800	140,384
Tokyo Steel Manufacturing Co., Ltd.	73,400	561,346
Yamato Kogyo Co., Ltd.	14,400	376,182
		13,236,581

Luxembourg (0.30%)
APERAM SA	14,100	352,132
ArcelorMittal	53,363	840,644
Tenaris SA, ADR	9,235	230,690
Ternium SA, Sponsored ADR	19,564	413,387
		1,836,853

Malaysia (0.10%)
Lynas Corp., Ltd.(a)	361,944	646,015

Mexico (0.15%)
Grupo Mexico SAB de CV, Series B	367,700	901,802

Netherlands (0.38%)
Core Laboratories N.V.	5,200	260,884
Frank's International N.V.(a)	41,457	236,305

	Shares	Value (Note 2)
Netherlands (continued)
Fugro N.V.(a)	27,192	$222,812
OCI N.V.(a)	15,679	411,526
Royal Dutch Shell PLC, Class A, Sponsored ADR	9,629	605,567
Royal Dutch Shell PLC, Class B	2,551	80,737
SBM Offshore N.V.	27,872	553,835
		2,371,666

Norway (1.56%)
Aker BP ASA	25,870	736,072
Aker Solutions ASA(a)	35,369	113,813
DNO ASA	266,580	448,474
Equinor ASA	79,410	1,424,696
Leroy Seafood Group ASA	113,901	720,176
Mowi ASA	54,411	1,309,162
Norsk Hydro ASA	323,218	1,109,775
PGS ASA(a)	135,152	193,493
Salmar ASA	16,124	745,504
TGS NOPEC Geophysical Co. ASA	21,048	511,181
Yara International ASA	49,951	2,349,559
		9,661,905

Peru (0.02%)
Southern Copper Corp.	3,044	108,945

Russia (0.02%)
Evraz PLC	18,181	143,936

Singapore (0.20%)
Wilmar International, Ltd.	425,361	1,235,129

South Africa (0.22%)
Exxaro Resources, Ltd.	41,150	480,101
Kumba Iron Ore, Ltd.	15,133	502,645
Sasol, Ltd.	18,539	401,638
		1,384,384

South Korea (0.05%)
POSCO, Sponsored ADR	6,691	313,340

Spain (0.16%)
Acerinox SA	44,206	371,424
Repsol SA	21,441	341,431
Siemens Gamesa Renewable Energy SA	19,230	269,821
		982,676

Sweden (1.10%)
Boliden AB	141,262	3,217,462
Epiroc AB, Class A	59,249	650,673
Holmen AB, B Shares	19,366	410,923
Lundin Petroleum AB	3,215	101,695
SSAB AB, A Shares	190,388	541,728
Svenska Cellulosa AB SCA, Class B	228,264	1,897,229
		6,819,710

Switzerland (0.17%)
Ferrexpo PLC	135,944	426,033

	Shares	Value (Note 2)
Switzerland (continued)
Glencore PLC	199,420	$646,181
		1,072,214

United States (13.80%)
AGCO Corp.	14,431	1,111,187
Alcoa Corp.(a)	48,563	1,092,182
Allegheny Technologies, Inc.(a)	2,903	63,198
American States Water Co.	7,091	549,340
American Water Works Co., Inc.	17,487	2,007,158
Anadarko Petroleum Corp.	600	44,196
Andersons, Inc.	13,546	363,710
Antero Resources Corp.(a)	81,284	374,719
Apache Corp.	6,440	157,265
Aqua America, Inc.	30,332	1,272,427
Archer-Daniels-Midland Co.	34,349	1,411,057
Archrock, Inc.	15,155	166,402
Baker Hughes a GE Co.	13,729	348,579
Bonanza Creek Energy, Inc.(a)	7,179	156,502
BP Prudhoe Bay Royalty Trust	14,369	140,960
Bunge, Ltd.	34,165	1,996,261
C&J Energy Services, Inc.(a)	13,273	145,207
Cabot Oil & Gas Corp.	4,882	93,539
California Resources Corp.(a)	8,428	129,033
California Water Service Group	8,661	462,411
Callon Petroleum Co.(a)	182,534	898,067
Cal-Maine Foods, Inc.	27,540	1,095,266
Carpenter Technology Corp.	11,547	519,730
Carrizo Oil & Gas, Inc.(a)	18,001	171,550
Centennial Resource Development, Inc., Class A(a)	94,373	561,519
Century Aluminum Co.(a)	121,103	870,731
CF Industries Holdings, Inc.	48,318	2,394,640
Chevron Corp.	6,715	826,684
Cimarex Energy Co.	19,118	968,709
Cliffs Natural Resources, Inc.	117,744	1,255,151
CNX Resources Corp.(a)	68,436	562,544
Commercial Metals Co.	58,640	1,026,786
Compass Minerals International, Inc.	20,574	1,149,058
Concho Resources, Inc.	13,542	1,322,783
ConocoPhillips	23,737	1,402,382
Consol Energy Inc(a)	22,729	488,446
Continental Resources, Inc.(a)	44,238	1,644,326
Darling Ingredients, Inc.(a)	90,352	1,836,856
Deere & Co.	4,496	744,762
Devon Energy Corp.	43,208	1,166,616
Diamond Offshore Drilling, Inc.(a)	28,341	256,203
Diamondback Energy, Inc.	7,387	764,037
Enphase Energy, Inc.(a)	39,170	1,102,636
EOG Resources, Inc.	17,215	1,477,908
EQT Corp.	7,871	118,931
Evoqua Water Technologies Corp.(a)	30,618	435,388
Exterran Corp.(a)	7,059	96,355
Extraction Oil & Gas, Inc.(a)	206,363	765,607
Exxon Mobil Corp.	9,104	676,973
FMC Corp.	20,447	1,767,030
Fresh Del Monte Produce, Inc.	10,904	330,718
FTS International, Inc.(a)	24,872	98,742
Green Plains, Inc.	29,683	299,501
Gulfport Energy Corp.(a)	123,039	465,087

	Shares	Value (Note 2)
United States (continued)
Halliburton Co.	8,067	$185,541
Harsco Corp.(a)	20,191	473,681
Helix Energy Solutions Group, Inc.(a)	35,512	311,085
Helmerich & Payne, Inc.	4,326	214,916
Hess Corp.	1,266	82,087
HollyFrontier Corp.	22,080	1,098,922
Hormel Foods Corp.	28,462	1,166,657
Ingredion, Inc.	20,692	1,599,285
Jagged Peak Energy, Inc.(a)	81,264	596,478
Keane Group, Inc.(a)	67,324	423,468
Kinder Morgan, Inc.	5,763	118,833
Kosmos Energy, Ltd.	8,583	51,584
Laredo Petroleum, Inc.(a)	410,015	1,361,250
Marathon Oil Corp.	65,574	922,626
Marathon Petroleum Corp.	24,420	1,377,044
Matador Resources Co.(a)	43,675	769,990
McDermott International, Inc.(a)	19,167	123,052
Mosaic Co.	70,095	1,765,693
Murphy Oil Corp.	28,799	692,328
Nabors Industries, Ltd.	154,032	455,935
National Oilwell Varco, Inc.	3,499	83,346
New WEI, Inc.(a)	68,768	103
Noble Energy, Inc.	28,251	623,782
Oasis Petroleum, Inc.(a)	50,635	246,592
Occidental Petroleum Corp.	22,939	1,178,147
Oceaneering International, Inc.(a)	38,173	589,773
Oil States International, Inc.(a)	20,908	311,947
Parsley Energy, Inc., Class A(a)	52,583	872,352
Patterson-UTI Energy, Inc.	69,122	803,889
PDC Energy, Inc.(a)	20,568	590,919
Phillips 66	8,398	861,299
Pilgrim's Pride Corp.(a)	45,023	1,218,322
Pioneer Natural Resources Co.	3,059	422,264
PotlatchDeltic Corp., REIT	20,325	748,367
ProPetro Holding Corp.(a)	16,783	304,276
QEP Resources, Inc.(a)	56,900	281,655
Range Resources Corp.	19,049	108,389
Rayonier, Inc., REIT	41,826	1,214,627
Renewable Energy Group, Inc.(a)	41,038	557,706
RPC, Inc.	140,085	865,725
Sanderson Farms, Inc.	2,042	267,543
Schlumberger, Ltd.	8,909	356,093
Schnitzer Steel Industries, Inc., Class A	18,302	487,382
Select Energy Services, Inc., Class A(a)	14,537	147,841
SJW Group	7,589	492,450
SM Energy Co.	93,968	936,861
Solaris Oilfield Infrastructure, Inc., Class A	12,185	174,367
Southwestern Energy Co.(a)	26,093	57,405
SRC Energy, Inc.(a)	297,505	1,213,820
Steel Dynamics, Inc.	42,475	1,338,387
SunCoke Energy, Inc.(a)	10,819	82,116
SunPower Corp.(a)	10,322	120,664
Tellurian, Inc.(a)	65,751	405,684
TPI Composites, Inc.(a)	13,921	355,960
Transocean, Ltd.(a)	19,984	121,503
Tyson Foods, Inc., Class A	19,569	1,555,736
Unit Corp.(a)	29,449	191,419
United States Steel Corp.	188,813	2,837,859

	Shares	Value (Note 2)
United States (continued)
US Silica Holdings, Inc.	14,303	$198,240
Valero Energy Corp.	15,840	1,350,360
W&T Offshore, Inc.(a)	341,579	1,533,690
Warrior Met Coal, Inc.	54,616	1,351,200
Whiting Petroleum Corp.(a)	46,631	824,436
Williams Cos., Inc.	1,855	45,707
WPX Energy, Inc.(a)	131,598	1,373,883
		85,141,596

TOTAL COMMON STOCKS
(Cost $194,783,305)		180,561,630

MASTER LIMITED PARTNERSHIPS (0.43%)
United States (0.43%)
Alliance Resource Partners LP	22,642	396,914
Buckeye Partners LP	977	40,770
Energy Transfer LP	4,974	71,526
Enterprise Products Partners LP	10,676	321,454
Magellan Midstream Partners LP	2,054	135,852
MPLX LP	1,555	45,639
Plains All American Pipeline LP	3,090	73,480
Viper Energy Partners LP(b)	47,926	1,546,094
		2,631,729

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,897,299)		2,631,729

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (66.94%)
U.S. Treasury Bonds (66.94%)
United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/20(b)	$195,187,965	$192,966,685
United States Treasury Notes
1.000%, 11/30/19(b)	$14,900,000	$14,842,670
1.375%, 1/15/20	40,000,000	39,867,188
1.375%, 1/31/20	25,150,000	25,057,161
1.250%, 2/29/20(b)	36,500,000	36,313,935
1.625%, 3/15/20	74,400,000	74,173,312
2.375%, 4/30/20	30,000,000	30,063,281
		413,284,232
TOTAL GOVERNMENT BONDS
(Cost $414,555,885)		413,284,232

Value
(Note 2)
TOTAL INVESTMENTS (96.61%)
(Cost $612,236,489)	$596,477,591

Other Assets In Excess Of Liabilities (3.39%)	20,951,018
NET ASSETS - 100.00%	$617,428,609

(a)	Non-Income Producing Security.

(b)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $35,478,090.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	969	08/30/19	$63,033,450	$1,228,020
Cocoa Future	Morgan Stanley	Short	(144)	12/13/19	(3,456,000)	112,119
Copper Future	Morgan Stanley	Short	(439)	09/26/19	(29,259,350)	281,219
LME Nickel Future	Morgan Stanley	Long	52	08/19/19	4,517,760	426,975
LME Zinc Future	Morgan Stanley	Long	37	10/10/19	2,261,126	74,111
LME Zinc Future	Morgan Stanley	Long	49	10/14/19	2,995,738	78,002
Low Sulphur Gas Oil Future	Morgan Stanley	Long	216	08/12/19	12,997,800	337,815
Natural Gas Future	Morgan Stanley	Short	(55)	10/29/19	(1,281,500)	57,052
Platinum Future	Morgan Stanley	Long	225	10/29/19	9,887,625	756,883
Silver Future	Morgan Stanley	Long	217	09/26/19	17,799,425	1,065,264
WTI Crude Future	Morgan Stanley	Short	(424)	08/20/19	(24,837,920)	410,423
WTI Crude Future	Morgan Stanley	Short	(417)	11/20/19	(24,394,500)	29,259
					$30,263,654	$4,857,142

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Depreciation
Gold 100 Oz Future	Morgan Stanley	Long	100	12/27/19	$14,378,000	$(28,202)
Hard Red Winter Wheat Future	Morgan Stanley	Long	70	09/13/19	1,479,625	(153,185)
LME Copper Future	Morgan Stanley	Long	209	08/19/19	30,912,406	(153,448)
LME Zinc Future	Morgan Stanley	Short	(37)	10/10/19	(2,261,126)	(74,304)
NY Harbour ULSD Future	Morgan Stanley	Short	(142)	08/30/19	(11,753,255)	(332,172)
Soybean Future	Morgan Stanley	Long	345	11/14/19	15,205,875	(906,965)
Soybean Meal Future	Morgan Stanley	Long	130	09/13/19	3,906,500	(328,014)
Sugar #11 Future	Morgan Stanley	Long	240	09/30/19	3,282,048	(90,827)
Wheat Future	Morgan Stanley	Long	64	09/13/19	1,559,200	(141,015)
					$56,709,273	$(2,208,132)

Total Return Swap Contracts (a)

ALPS | CoreCommodity Mgmt CompleteCommoditiesSM Strategy Fund

Contracts for Diff

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate Paid by Fund	Termination Date	Value	Unrealized Appreciation/ (Depreciation)
Citigroup	CRB 3m Fwd TR Index	$103,788,141	USB3MTA + 24 bps	9/30/2019	$103,788,143	$2
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index	113,542,145	USB3MTA + 30 bps	6/29/2020	113,541,652	(493)
Societe Generale	CRB 3m Fwd TR Index	52,197,684	USB3MTA + 28 bps	11/29/2019	52,197,688	5
UBS	CRB 3m Fwd TR Index	74,179,640	USB3MTA + 25 bps	11/29/2019	74,179,643	3
		$343,707,610			$343,707,127	$(483)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate

*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.95%)
Consumer Discretionary (7.12%)
Auto Components (1.53%)
Motherson Sumi Systems, Ltd.	54,310	$83,802
MRF, Ltd.	445	345,525
		429,327

Automobiles (1.76%)
Maruti Suzuki India, Ltd.	4,251	336,770
TVS Motor Co., Ltd.	29,395	156,524
		493,294

Hotels, Restaurants & Leisure (1.12%)
Jubilant Foodworks, Ltd.	18,079	313,773

Household Durables (1.39%)
Crompton Greaves Consumer Electricals, Ltd.	116,541	388,889

Textiles, Apparel & Luxury Goods (1.32%)
Titan Co., Ltd.	24,224	370,708

TOTAL CONSUMER DISCRETIONARY		1,995,991

Consumer Staples (7.86%)
Food Products (1.63%)
Britannia Industries, Ltd.	12,099	456,982

Personal Products (2.58%)
Colgate-Palmolive India, Ltd.	14,263	245,963
Emami, Ltd.	56,902	264,076
Godrej Consumer Products, Ltd.	24,721	214,682
		724,721

Tobacco (3.65%)
ITC, Ltd.	261,155	1,022,458

TOTAL CONSUMER STAPLES		2,204,161

Energy (7.06%)
Oil, Gas & Consumable Fuels (7.06%)
Hindustan Petroleum Corp., Ltd.	128,121	492,871
Petronet LNG, Ltd.	137,406	470,950
Reliance Industries, Ltd.	60,273	1,016,063
		1,979,884

TOTAL ENERGY		1,979,884

Financials (33.97%)
Banks (23.48%)
AU Small Finance Bank, Ltd.(a)(b)	35,434	348,672
Axis Bank, Ltd.	101,600	991,562
HDFC Bank, Ltd., ADR	12,945	1,488,416
HDFC Bank, Ltd.	27,003	880,826

		Value
	Shares	(Note 2)
Banks (continued)
ICICI Bank, Ltd., Sponsored ADR	92,945	$1,134,858
ICICI Bank, Ltd.	69,161	425,567
IndusInd Bank, Ltd.	22,215	454,282
RBL Bank, Ltd.(a)(b)	32,213	188,495
State Bank of India(c)	139,676	671,273
		6,583,951

Capital Markets (0.57%)
HDFC Asset Management Co., Ltd.(a)(b)	5,094	158,410

Consumer Finance (1.88%)
Bajaj Finance, Ltd.	11,200	526,743

Insurance (3.27%)
ICICI Lombard General Insurance Co., Ltd.(a)(b)	22,000	385,401
ICICI Prudential Life Insurance Co., Ltd.(a)(b)	91,514	532,273
		917,674

Thrifts & Mortgage Finance (4.77%)
Housing Development Finance Corp., Ltd.	43,512	1,337,742

TOTAL FINANCIALS		9,524,520

Health Care (4.08%)
Health Care Providers & Services (0.29%)
HealthCare Global Enterprises, Ltd.(c)	48,339	80,992

Pharmaceuticals (3.79%)
Aurobindo Pharma, Ltd.	38,067	315,454
Cadila Healthcare, Ltd.	85,350	281,860
Cipla, Ltd.	22,500	170,039
Lupin, Ltd.	26,750	297,425
		1,064,778

TOTAL HEALTH CARE		1,145,770

Industrials (11.28%)
Air Freight & Logistics (0.83%)
Mahindra Logistics, Ltd.(a)(b)	39,983	232,893

Airlines (0.94%)
InterGlobe Aviation, Ltd.(a)(b)	11,720	264,626

Building Products (2.09%)
Astral Poly Technik, Ltd.	8,927	161,109
Kajaria Ceramics, Ltd.	42,000	288,320
Somany Ceramics, Ltd.	26,311	134,890
		584,319

Construction & Engineering (3.29%)
Ashoka Buildcon, Ltd.(c)	79,949	139,876
Larsen & Toubro, Ltd.	38,991	783,170
		923,046

		Value
	Shares	(Note 2)
Electrical Equipment (1.82%)
Amara Raja Batteries, Ltd.	19,543	$191,569
V-Guard Industries, Ltd.	94,749	319,140
		510,709

Machinery (1.65%)
Thermax, Ltd.	16,230	258,818
Timken India, Ltd.	20,718	204,454
		463,272

Professional Services (0.66%)
TeamLease Services, Ltd.(c)	4,754	183,844

TOTAL INDUSTRIALS		3,162,709

Information Technology (11.68%)
IT Services (11.68%)
HCL Technologies, Ltd.	34,186	512,656
Infosys, Ltd., Sponsored ADR	106,665	1,207,448
Infosys, Ltd.	24,812	283,179
Tata Consultancy Services, Ltd.	28,914	925,481
Tech Mahindra, Ltd.	37,529	345,778
		3,274,542

TOTAL INFORMATION TECHNOLOGY		3,274,542

Materials (8.08%)
Chemicals (1.67%)
Berger Paints India, Ltd.	94,650	453,665
Bodal Chemicals, Ltd.	12,659	14,448
		468,113

Construction Materials (4.92%)
JK Cement, Ltd.	22,890	320,528
Odisha Cement, Ltd.	15,108	202,410
Ramco Cements, Ltd.	46,292	493,508
Shree Cement, Ltd.	1,243	363,356
		1,379,802

Metals & Mining (1.49%)
Jindal Steel & Power, Ltd.(c)	160,205	312,109
Vedanta, Ltd., ADR	12,105	105,677
		417,786

TOTAL MATERIALS		2,265,701

Real Estate (1.82%)
Real Estate Management & Development (1.82%)
Brigade Enterprises, Ltd.	73,616	279,191
Mahindra Lifespace Developers, Ltd.	42,419	230,445
		509,636

TOTAL REAL ESTATE		509,636

TOTAL COMMON STOCKS
(Cost $23,894,546)		26,062,914

Value
(Note 2)
TOTAL INVESTMENTS (92.95%)
(Cost $23,894,546)	$26,062,914

Other Assets In Excess Of Liabilities (7.05%)	1,975,533

NET ASSETS (100.00%)	$28,038,447

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, the aggregate market value of those securities was $2,110,770, representing 7.53% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019 the aggregate market value of those securities was $2,110,770 representing 7.53% of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (11.92%)
Fannie Mae
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	$31,249	$30,637
Series 1997-22, Class F,
3.090%, 03/25/2027(a)	82,880	83,031
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	25,573	25,719
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	44,121	43,280
Series 2011-75, Class HP,
2.500%, 07/25/2040	80,003	79,954
Series 2011-93, Class ST,
4.000%, 09/25/2041	45,010	47,461
Series 2011-104, Class KH,
2.000%, 03/25/2039	22,859	22,749
Series 2011-114, Class B,
3.500%, 11/25/2041	82,345	84,890
Series 2011-130, Class KB,
4.000%, 12/25/2041	100,000	107,642
Series 2011-121, Class JP,
4.500%, 12/25/2041	254,490	269,282
Series 2011-145, Class JA,
4.500%, 12/25/2041	83,202	87,676
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	86,456	85,180
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	83,339	83,764
Series 2012-96, Class CB,
1.500%, 04/25/2039	44,639	43,964
Series 2012-70, Class WC,
3.000%, 07/25/2042	100,000	103,151
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	49,512
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	72,270	72,353
Series 2012-128, Class NP,
2.500%, 11/25/2042	24,998	24,208
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	144,093
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	33,495	32,752
Series 2012-129, Class HT,
2.000%, 12/25/2032	81,672	75,856
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	117,620	117,283

	Principal	Value
	Amount	(Note 2)
Series 2012-139, Class GB,
2.500%, 12/25/2042	$210,538	$189,878
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	57,303
Series 2012-144, Class JT,
2.500%, 06/25/2042	25,188	24,815
Series 2013-13, Class WA,
2.500%, 07/25/2042	161,483	158,488
Series 2013-17, Class YM,
4.000%, 03/25/2033	34,798	36,563
Series 2013-40, Class KD,
1.750%, 04/25/2042	129,390	123,935
Series 2013-53, Class CV,
3.500%, 05/25/2030	101,506	104,720
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	105,683
Series 2013-56, Class HB,
2.500%, 06/25/2043	40,000	40,459
Series 2013-72, Class YA,
3.000%, 06/25/2033	55,022	55,769
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	49,302
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	82,535	82,724
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	53,417
Series 2016-33, Class LE,
2.500%, 11/25/2033	100,593	100,627
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	138,488	135,685
Series 2016-85, Class BA,
2.500%, 11/25/2046	65,391	62,319
Series 2017-46, Class AB,
3.500%, 07/25/2049	91,702	94,385
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	52,902	51,481
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	136,269	135,468
Series 2001-52, Class XZ,
6.500%, 10/25/2031	67,503	76,978
Series 2001-63, Class TC,
6.000%, 12/25/2031	40,903	45,718
Series 2001-68, Class PH,
6.000%, 12/25/2031	36,862	40,945
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	41,498	41,463
Series 2001-81, Class GE,
6.000%, 01/25/2032	30,615	34,261
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	77,343	79,156

	Principal	Value
	Amount	(Note 2)
Series 2002-16, Class TM,
7.000%, 04/25/2032	$25,617	$29,203
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	100,814	100,615
Series 2002-63, Class EZ,
6.000%, 10/25/2032	20,181	22,355
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	60,866	61,615
Series 2002-71, Class AQ,
4.000%, 11/25/2032	125,828	132,374
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	45,199	45,623
Series 2003-19, Class MB,
4.000%, 05/25/2031	79,080	83,032
Series 2003-21, Class OG,
4.000%, 01/25/2033	81,539	85,921
Series 2003-22, Class BZ,
6.000%, 04/25/2033	34,395	38,074
Series 2003-30, Class JQ,
5.500%, 04/25/2033	59,605	66,743
Series 2003-42, Class JH,
5.500%, 05/25/2033	107,750	118,139
Series 2003-47, Class PE,
5.750%, 06/25/2033	70,483	78,622
Series 2003-46, Class PJ,
5.500%, 06/25/2033	64,316	71,185
Series 2003-76, Class EZ,
5.000%, 08/25/2033	59,266	65,496
Series 2003-64, Class ZC,
5.000%, 07/25/2033	26,809	29,237
Series 2003-64, Class JK,
3.500%, 07/25/2033	52,416	54,594
Series 2003-94, Class CE,
5.000%, 10/25/2033	29,399	31,289
Series 2003-71, Class HD,
5.500%, 08/25/2033	129,000	145,310
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	58,623	57,992
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	30,464	30,687
Series 2004-14, Class QB,
5.250%, 03/25/2034	143,000	164,007
Series 2003-119, Class ZP,
4.000%, 12/25/2033	28,041	29,591
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	97,102	96,537
Series 2003-131, Class CH,
5.500%, 01/25/2034	23,327	25,468
Series 2004-36, Class CB,
5.000%, 05/25/2034	138,000	153,402

	Principal	Value
	Amount	(Note 2)
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	$145,725	$146,493
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	188,991	189,496
Series 2004-68, Class LC,
5.000%, 09/25/2029	25,208	26,946
Series 2004-92, Class TB,
5.500%, 12/25/2034	123,933	139,916
Series 2005-3, Class CH,
5.250%, 02/25/2035	82,107	90,944
Series 2005-3, Class CP,
5.500%, 10/25/2034	1,564	1,561
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	28,988
Series 2005-35, Class DZ,
5.000%, 04/25/2035	141,165	152,710
Series 2005-48, Class TD,
5.500%, 06/25/2035	172,000	192,033
Series 2005-29, Class ZA,
5.500%, 04/25/2035	63,407	70,774
Series 2005-68, Class BC,
5.250%, 06/25/2035	4,780	4,799
Series 2005-68, Class PG,
5.500%, 08/25/2035	73,323	80,573
Series 2005-62, Class JC,
5.000%, 05/25/2035	23,296	24,044
Series 2005-62, Class ZD,
5.000%, 06/25/2035	100,960	110,268
Series 2005-62, Class JE,
5.000%, 06/25/2035	12,461	12,898
Series 2005-69, Class GZ,
4.500%, 08/25/2035	55,885	59,965
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	10,986	10,989
Series 2005-70, Class KP,
5.000%, 06/25/2035	50,000	55,747
Series 2005-79, Class DB,
5.500%, 09/25/2035	82,842	92,949
Series 2005-84, Class XM,
5.750%, 10/25/2035	107,205	118,107
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	28,576	28,158
Series 2005-99, Class ZA,
5.500%, 12/25/2035	95,260	116,381
Series 2005-110, Class MP,
5.500%, 12/25/2035	61,499	66,878
Series 2005-122, Class PY,
6.000%, 01/25/2036	299,000	349,174
Series 2006-46, Class UD,
5.500%, 06/25/2036	28,000	33,324

	Principal	Value
	Amount	(Note 2)
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	$34,947	$34,218
Series 2006-71, Class ZH,
6.000%, 07/25/2036	11,217	12,745
Series 2006-114, Class HE,
5.500%, 12/25/2036	64,999	73,135
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	125,169	126,574
Series 2009-47, Class BN,
4.500%, 07/25/2039	63,246	68,544
Series 2009-62, Class WA,
5.569%, 08/25/2039(a)	145,930	161,455
Series 2007-30, Class MB,
4.250%, 04/25/2037	133,362	141,358
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	46,034	46,109
Series 2007-51, Class CP,
5.500%, 06/25/2037	53,076	60,106
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	71,919	71,951
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	77,948	78,557
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	33,669	33,238
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	123,756	124,164
Series 2008-46, Class LA,
5.500%, 06/25/2038	26,116	28,145
Series 2009-3, Class JK,
5.000%, 01/25/2049	51,283	51,579
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	221,435	226,012
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	69,704
Series 2011-17, Class PD,
4.000%, 03/25/2041	42,104	43,133
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	196,063	198,612
Series 2011-45, Class ZA,
4.000%, 05/25/2031	36,145	38,627
Series 2011-27, Class ZD,
2.500%, 09/25/2040	150,226	144,254
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	119,972	118,395
Series 2009-90, Class UZ,
4.500%, 11/25/2039	542,323	608,124
Series 2009-86, Class OT,
–%, 10/25/2037(b)	69,495	62,773
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	54,226	55,103

	Principal	Value
	Amount	(Note 2)
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	$70,276	$71,141
Series 2010-9, Class ME,
5.000%, 02/25/2040	247,000	284,213
Series 2010-16, Class PL,
5.000%, 03/25/2040	38,000	44,787
Series 2010-102, Class HA,
4.000%, 09/25/2050	79,484	83,464
Series 2010-118, Class LZ,
4.750%, 10/25/2040	65,523	72,737
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	89,244	89,782
Series 2010-45, Class WD,
5.000%, 05/25/2040	173,000	215,061
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	86,264	87,084
Series 2010-82, Class WZ,
5.000%, 08/25/2040	313,369	365,768
Series 2010-64, Class DM,
5.000%, 06/25/2040	81,897	88,260
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	83,903	85,077
Series 2010-122, Class JA,
7.000%, 07/25/2040	75,984	83,017
Series 2010-137, Class XP,
4.500%, 10/25/2040	94,843	99,130
Series 2010-141, Class AL,
4.000%, 12/25/2040	67,467	71,371
Series 2010-68, Class DA,
4.500%, 10/25/2037	120,819	123,056
Series 2010-68, Class WB,
4.500%, 07/25/2040	35,000	42,448
		12,300,216
Freddie Mac
Series 1990-165, Class K,
6.500%, 09/15/2021	117	118
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	194,193	196,808
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	45,641	46,063
Series 2002-2430, Class WF,
6.500%, 03/15/2032	18,126	20,750
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	11,480	12,226
Series 1996-1863, Class Z,
6.500%, 07/15/2026	25,170	26,711
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	28,826	28,529
Series 1998-2035, Class PC,
6.950%, 03/15/2028	11,059	12,226

	Principal	Value
	Amount	(Note 2)
Series 1998-2060, Class Z,
6.500%, 05/15/2028	$23,355	$25,906
Series 1999-2137, Class TH,
6.500%, 03/15/2029	13,198	14,657
Series 1999-2141, Class FD,
1M US L + 0.35%, 04/15/2029(a)	64,851	63,345
Series 1999-2154, Class PL,
6.500%, 05/15/2029	59,022	66,005
Series 2000-2224, Class CB,
8.000%, 03/15/2030	10,764	12,627
Series 2001-2279, Class Z,
6.000%, 01/15/2031	28,357	31,059
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	21,450	23,781
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	71,608	73,430
Series 2010-3704, Class DC,
4.000%, 11/15/2036	55,381	56,709
Series 2011-3799, Class GK,
2.750%, 01/15/2021	853	854
Series 2011-3790, Class AP,
4.500%, 01/15/2037	8,570	8,690
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	120,893	127,536
Series 2011-3807, Class WF,
1M US L + 0.55%, 08/15/2038(a)	112,317	112,718
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	166,749	204,478
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	152,124	146,328
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	50,757
Series 2011-3951, Class JB,
4.000%, 08/15/2041	48,000	49,165
Series 2011-3969, Class JP,
4.500%, 09/15/2041	203,753	211,248
Series 2011-3970, Class HA,
3.000%, 02/15/2026	38,481	38,829
Series 2012-3989, Class JW,
3.500%, 01/15/2042	135,000	140,924
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	63,333	62,346
Series 2012-3997, Class EB,
3.500%, 12/15/2041	94,654	98,487
Series 2012-3997, Class EC,
3.500%, 02/15/2042	124,000	133,505
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	71,802	72,128
Series 2012-4020, Class PG,
2.500%, 03/15/2027	38,019	38,132

	Principal	Value
	Amount	(Note 2)
Series 2012-4037, Class CA,
3.000%, 04/15/2027	$71,672	$74,265
Series 2012-4068, Class PE,
3.000%, 06/15/2042	224,000	227,276
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	44,204
Series 2012-4076, Class MV,
3.000%, 04/15/2031	55,000	56,088
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	89,192	89,455
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	37,769	37,044
Series 2012-4102, Class DA,
3.000%, 08/15/2041	217,285	217,436
Series 2012-4120, Class TC,
1.500%, 10/15/2027	26,162	25,570
Series 2012-4116, Class UA,
2.500%, 01/15/2042	104,281	99,726
Series 2013-4160, Class HB,
2.500%, 12/15/2032	55,823	55,463
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	50,188
Series 2014-4293, Class NM,
4.500%, 06/15/2043	90,088	95,407
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	30,549
Series 2016-4604, Class CG,
2.500%, 06/15/2046	49,660	50,198
Series 2018-4767, Class Z,
3.000%, 12/15/2047	32,344	30,487
Series 2018-4796, Class A,
3.000%, 10/15/2047	72,170	71,580
Series 2010-3735, Class AL,
1.500%, 10/15/2020	23,024	22,876
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	99,063	99,999
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	131,633	133,076
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	89,381	91,429
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	90,269	91,232
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	111,244	112,525
Series 2002-2535, Class AW,
5.500%, 12/15/2032	23,885	26,734
Series 2003-2557, Class HL,
5.300%, 01/15/2033	60,869	67,587
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	55,606	54,100

	Principal	Value
	Amount	(Note 2)
Series 2003-2568, Class D,
5.500%, 02/15/2033	$29,634	$32,568
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	86,601	85,293
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	521,817	537,448
Series 2003-2624, Class QH,
5.000%, 06/15/2033	15,141	16,515
Series 2003-2631, Class DB,
5.000%, 06/15/2033	80,000	91,030
Series 2003-2627, Class CN,
5.000%, 06/15/2033	47,070	50,900
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	168,455	205,896
Series 2003-2647, Class A,
3.250%, 04/15/2032	135,441	140,433
Series 2003-2717, Class LH,
5.500%, 12/15/2033	13,290	14,566
Series 2004-2768, Class PW,
4.250%, 03/15/2034	221,268	234,677
Series 2004-2802, Class OH,
6.000%, 05/15/2034	16,701	18,240
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	81,941	91,845
Series 2004-2901, Class KB,
5.000%, 12/15/2034	141,766	153,536
Series 2005-2953, Class PG,
5.500%, 03/15/2035	40,281	45,357
Series 2005-2996, Class GX,
5.500%, 06/15/2035	43,000	50,286
Series 2005-3033, Class WY,
5.500%, 09/15/2035	68,477	77,095
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	112,402	137,888
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	82,130	90,209
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	24,927	25,082
Series 2006-3123, Class HT,
5.000%, 03/15/2026	23,863	25,169
Series 2006-3148, Class CY,
6.000%, 04/15/2036	37,607	42,902
Series 2006-3143, Class BC,
5.500%, 02/15/2036	180,537	201,972
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	90,562	90,359
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	23,411	22,868
Series 2006-3237, Class CD,
5.500%, 09/15/2036	94,000	104,499

	Principal	Value
	Amount	(Note 2)
Series 2006-3237, Class CE,
5.500%, 11/15/2036	$59,000	$70,992
Series 2006-3249, Class CB,
4.250%, 12/15/2036	646,607	696,546
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	68,289	66,613
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	88,169	86,649
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	103,921	109,140
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	132,954	132,622
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	70,859	69,279
Series 2007-3349, Class HG,
5.500%, 07/15/2037	78,503	87,269
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	115,131	112,694
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	64,100	64,722
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	47,499	47,903
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	95,800	92,896
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	50,772	52,099
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	35,178	36,002
Series 2009-3564, Class NB,
5.000%, 08/15/2039	117,000	134,024
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	84,434	86,158
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	25,505	25,651
Series 2010-3747, Class CY,
4.500%, 10/15/2040	300,000	342,464
Series 2010-3626, Class ME,
5.000%, 01/15/2040	285,000	328,903
Series 2010-3620, Class EL,
4.000%, 01/15/2030	67,534	70,882
		9,461,710
Ginnie Mae
Series 2009-69, Class PH,
5.500%, 08/16/2039	82,000	95,943
Series 2003-23, Class F,
1M US L + 0.45%, 12/16/2029(a)	76,466	76,699
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	80,575	80,709
Series 2008-31, Class PC,
5.500%, 04/20/2038	69,885	78,691

	Principal	Value
	Amount	(Note 2)
Series 2008-41, Class PE,
5.500%, 05/20/2038	$67,336	$73,972
Series 2004-1, Class TE,
5.000%, 06/20/2033	57,021	62,724
Series 2004-26, Class ED,
5.500%, 04/16/2034	106,802	117,546
Series 2004-15, Class AY,
5.500%, 02/20/2034	85,537	93,561
Series 2004-34, Class QL,
5.500%, 05/16/2034	50,000	58,702
Series 2004-87, Class BC,
4.500%, 10/20/2034	31,767	33,323
Series 2005-3, Class JM,
4.750%, 01/20/2035	137,426	147,305
Series 2005-3, Class OC,
5.000%, 01/20/2035	201,000	224,834
Series 2005-3, Class QB,
5.000%, 01/16/2035	254,123	273,268
Series 2005-13, Class AE,
5.000%, 09/20/2034	22,986	23,649
Series 2005-13, Class BE,
5.000%, 09/20/2034	24,775	25,396
Series 2005-13, Class BG,
5.000%, 02/20/2035	239,000	264,355
Series 2005-13, Class NB,
5.000%, 02/20/2035	57,142	62,321
Series 2005-11, Class PL,
5.000%, 02/20/2035	76,924	83,370
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	50,599	49,482
Series 2005-49, Class B,
5.500%, 06/20/2035	63,034	69,557
Series 2005-56, Class BD,
5.000%, 07/20/2035	90,643	99,033
Series 2005-56, Class JA,
5.000%, 05/17/2035	71,672	78,096
Series 2005-69, Class WD,
5.000%, 05/18/2035	120,302	129,328
Series 2005-51, Class DC,
5.000%, 07/20/2035	240,616	264,707
Series 2009-47, Class LT,
5.000%, 06/20/2039	228,999	250,719
Series 2009-10, Class NB,
5.000%, 02/16/2039	100,000	113,306
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	77,419	78,131
Series 2009-13, Class E,
4.500%, 03/16/2039	207,020	220,809
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	56,805	58,254

	Principal	Value
	Amount	(Note 2)
Series 2009-24, Class WB,
5.000%, 03/20/2039	$171,000	$189,283
Series 2010-84, Class YB,
4.000%, 07/20/2040	30,000	31,384
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	44,832	45,335
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	321,753	320,576
Series 2011-H02, Class BA,
4.450%, 02/20/2061	51,475	52,148
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	83,860	83,912
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	51,471	51,565
Series 2012-H20, Class PT,
3.190%, 07/20/2062(a)	93,416	93,889
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	27,834	27,855
Series 2009-52, Class PA,
5.000%, 04/16/2039	10,496	10,503
Series 2008-60, Class JN,
5.500%, 07/20/2038	191,940	213,396
Series 2008-58, Class PE,
5.500%, 07/16/2038	29,000	32,705
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	69,390
Series 2012-84, Class YC,
2.500%, 07/20/2042	20,000	20,041
Series 2007-18, Class B,
5.500%, 05/20/2035	49,923	56,757
Series 2007-6, Class LE,
5.500%, 02/20/2037	63,991	71,370
Series 2007-7, Class PG,
5.000%, 02/16/2037	31,474	34,337
Series 2007-44, Class PH,
6.000%, 07/20/2037	169,167	187,215
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	84,164	82,999
Series 2008-7, Class PQ,
5.000%, 02/20/2038	90,000	100,404
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	32,451	31,987
Series 2008-20, Class CE,
5.500%, 06/16/2037	100,000	114,210
Series 2008-38, Class PL,
5.500%, 05/20/2038	70,669	78,381
Series 2008-38, Class BG,
5.000%, 05/16/2038	66,943	72,802
Series 2008-51, Class PH,
5.250%, 06/20/2038	106,472	115,580

	Principal	Value
	Amount	(Note 2)
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	$165,438	$163,013
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	58,237	58,240
Series 2008-47, Class ML,
5.250%, 06/16/2038	51,000	56,555
Series 2008-49, Class PB,
4.750%, 06/20/2038	63,974	69,159
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	66,412	66,933
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	45,007	45,510
Series 2008-85, Class PG,
5.250%, 10/20/2038	71,867	78,076
Series 2008-89, Class JC,
5.500%, 08/20/2038	93,412	103,611
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	74,151	75,745
Series 2009-76, Class JB,
4.500%, 07/20/2039	60,233	63,635
Series 2011-97, Class WA,
6.120%, 11/20/2038(a)	51,956	58,970
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	82,989	82,936
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	80,564	81,137
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	75,664	76,486
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	77,663	77,850
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	85,466	86,063
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	87,810	88,562
Series 2016-H19, Class FE,
1M US L + 0.37%, 06/20/2061(a)	50,282	50,273
Series 2017-56, Class AZ,
3.000%, 04/20/2047	102,195	99,767
Series 2010-14, Class A,
4.500%, 06/16/2039	30,441	31,735
Series 2010-14, Class HA,
4.500%, 02/16/2040	138,034	148,861
Series 2010-24, Class MQ,
4.250%, 12/20/2038	802	796
Series 2010-76, Class NC,
4.500%, 06/20/2040	26,000	27,380
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	79,727	78,064
Series 2010-130, Class PE,
3.500%, 08/16/2039	48,271	48,853

	Principal	Value
	Amount	(Note 2)
Series 2010-151, Class DQ,
4.000%, 03/20/2038	$46,664	$46,829
Series 2011-19, Class MG,
3.000%, 06/16/2040	17,428	17,594
Series 2011-66, Class UA,
4.000%, 05/16/2041	170,910	175,406
Series 2011-111, Class CD,
4.000%, 12/20/2039	71,979	72,457
Series 2011-128, Class MD,
4.000%, 10/20/2040	130,000	139,072
Series 2012-12, Class NA,
2.500%, 05/20/2038	15,412	15,417
Series 2012-17, Class KX,
3.500%, 07/20/2039	21,276	21,509
Series 2012-68, Class GE,
3.000%, 05/20/2042	25,000	26,186
Series 2013-22, Class GB,
2.500%, 08/20/2042	85,000	79,576
Series 2013-69, Class NA,
2.000%, 09/20/2042	206,314	192,050
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	107,898	107,336
Series 2014-53, Class JM,
7.121%, 04/20/2039(a)	538,713	609,342
Series 2016-120, Class KA,
2.000%, 09/20/2046	28,668	29,555
Series 2019-13, Class WG,
4.000%, 12/20/2048	270,104	273,663
		9,100,016

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,959,340)		30,861,942

MORTGAGE-BACKED SECURITIES (0.32%)
Fannie Mae Pool
Series 2010-465872,
4.150%, 08/01/2020	779,885	778,383

Freddie Mac Pool
Series 2005-002936, Class FC,
2.725%, 03/01/2029	47,317	46,933

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $828,108)		825,316

CORPORATE BONDS (43.97%)
Aerospace & Defense (0.31%)
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025(c)	641,000	672,730

	Principal	Value
	Amount	(Note 2)
Precision Castparts Corp.
3.250%, 06/15/2025	$115,000	$119,762
Total Aerospace & Defense		792,492

Airlines (0.03%)
Continental Airlines Pass Through Trust
Series A
7.250%, 11/10/2019	84,029	84,954

Automobiles Manufacturing (2.20%)
Ford Motor Credit Co. LLC
2.597%, 11/04/2019	876,000	875,811
3.813%, 10/12/2021	1,500,000	1,520,857
4.542%, 08/01/2026	500,000	503,686
5.875%, 08/02/2021	700,000	736,423
3M US L + 0.79%, 06/12/2020(a)	850,000	850,530
3M US L + 0.93%, 11/04/2019(a)	425,000	425,389
General Motors Financial Co., Inc.
3M US L + 0.93%, 04/13/2020(a)	775,000	777,129
Total Automobiles Manufacturing		5,689,825

Banks (5.38%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	300,000	304,704
4.250%, 01/15/2025	934,000	973,282
Citizens Financial Group, Inc.
3.750%, 07/01/2024	385,000	389,943
4.150%, 09/28/2022(c)	3,414,000	3,520,017
Cooperatieve Rabobank UA
3.950%, 11/09/2022	675,000	700,619
Credit Suisse AG
5.400%, 01/14/2020	277,000	280,556
Danske Bank A/S
1.650%, 09/06/2019(c)	2,250,000	2,247,647
5.000%, 01/12/2022(c)	450,000	471,658
5.375%, 01/12/2024(c)	1,000,000	1,089,787
National Australia Bank, Ltd.
5Y US TI + 1.88%, 08/02/2034(a)(c)	500,000	503,430
SVB Financial Group
5.375%, 09/15/2020	430,000	443,057
UniCredit SpA
7.296%, 04/02/2034(a)(c)	700,000	777,891
Wells Fargo & Co.
2.625%, 07/22/2022	200,000	201,183
3M US L + 1.17%, 06/17/2027(a)	2,000,000	2,040,882
Total Banks		13,944,656

Biotechnology (0.02%)
Celgene Corp.
3.250%, 08/15/2022	55,000	56,423

	Principal	Value
	Amount	(Note 2)
Cable & Satellite (1.94%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3.750%, 02/15/2028	$1,000,000	$1,007,276
4.908%, 07/23/2025	1,355,000	1,462,602
5.125%, 07/01/2049	1,000,000	1,022,505
3M US L + 1.65%, 02/01/2024(a)	500,000	509,944
Cox Communications, Inc.
4.700%, 12/15/2042(c)	500,000	509,526
Sky, Ltd.
2.625%, 09/16/2019(c)	500,000	499,979
Total Cable & Satellite		5,011,832

Casinos & Gaming (0.41%)
Las Vegas Sands Corp.
3.500%, 08/18/2026	1,000,000	1,005,718
MGM Resorts International
5.250%, 03/31/2020	55,000	55,963
Total Casinos & Gaming		1,061,681

Chemicals (0.39%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028	900,000	1,013,551

Commercial Finance (0.34%)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023(c)	850,000	882,997

Communications Equipment (0.20%)
Apple, Inc.
3.000%, 11/13/2027	500,000	517,691

Consumer Finance (3.05%)
Ally Financial, Inc.
3.750%, 11/18/2019	190,000	190,689
4.125%, 03/30/2020	1,000,000	1,010,000
Fiserv, Inc.
2.750%, 07/01/2024	1,200,000	1,207,532
3.500%, 07/01/2029	500,000	513,860
4.400%, 07/01/2049	500,000	536,966
Synchrony Financial
3.700%, 08/04/2026	1,692,000	1,708,863
5.150%, 03/19/2029	500,000	549,712
3M US L + 1.23%, 02/03/2020(a)	880,000	883,562
Total System Services, Inc.
3.800%, 04/01/2021	217,000	220,945
4.450%, 06/01/2028	1,000,000	1,078,426
Total Consumer Finance		7,900,555

Diversified Banks (2.77%)
Bank of America Corp.
3M US L + 1.04%, 12/20/2028(a)	900,000	926,785
Citigroup, Inc.
4.400%, 06/10/2025	2,250,000	2,399,138

	Principal	Value
	Amount	(Note 2)
JPMorgan Chase & Co.
3M US L + 0.935%, 04/25/2023(a)	$2,150,000	$2,165,798
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	1,025,000	1,102,504
6.400%, 10/21/2019	100,000	100,819
Standard Chartered PLC
2.100%, 08/19/2019(c)	440,000	439,895
Total Diversified Banks		7,134,939

Electrical Equipment Manufacturing (1.37%)
Amphenol Corp.
4.350%, 06/01/2029	568,000	625,388
Honeywell International, Inc.
2.700%, 08/15/2029	1,000,000	1,005,237
Keysight Technologies, Inc.
3.300%, 10/30/2019	815,000	815,520
Trimble, Inc.
4.750%, 12/01/2024	1,058,000	1,129,453
Total Electrical Equipment Manufacturing		3,575,598

Entertainment Content (0.10%)
Fox Corp.
4.030%, 01/25/2024(c)	250,000	265,010

Exploration & Production (1.05%)
Antero Resources Corp.
5.375%, 11/01/2021	1,750,000	1,729,753
Devon Energy Corp.
5.850%, 12/15/2025	600,000	708,762
Marathon Oil Corp.
2.700%, 06/01/2020	300,000	300,276
Total Exploration & Production		2,738,791

Financial Services (1.91%)
Bank of New York Mellon Corp.
3M US L + 1.05%, 10/30/2023(a)	264,000	268,837
E*TRADE Financial Corp.
4.500%, 06/20/2028	830,000	889,760
Goldman Sachs Group, Inc.
3M US L + 0.821%, 10/31/2022(a)	359,000	361,443
3M US L + 0.99%, 07/24/2023(a)	100,000	100,828
3M US L + 1.158%, 04/23/2029(a)	1,810,000	1,893,466
Morgan Stanley
2.750%, 05/19/2022	75,000	75,591
Series GMTN
3.125%, 01/23/2023	1,000,000	1,019,762
5.500%, 01/26/2020	248,000	251,577
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	100,000	100,196
Total Financial Services		4,961,460

	Principal	Value
	Amount	(Note 2)
Food & Beverage (1.75%)
Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/2026	$500,000	$527,888
4.000%, 01/17/2043	920,000	925,341
5.550%, 01/23/2049	1,000,000	1,239,327
Campbell Soup Co.
3.800%, 08/02/2042	300,000	268,758
4.150%, 03/15/2028	950,000	1,001,387
Molson Coors Brewing Co.
2.250%, 03/15/2020	100,000	99,839
Wm Wrigley Jr Co.
2.900%, 10/21/2019(c)	473,000	473,268
Total Food & Beverage		4,535,808

Hardware (1.26%)
EMC Corp.
2.650%, 06/01/2020	3,265,000	3,248,464

Health Care Facilities & Services (2.03%)
Cigna Corp.
3M US L + 0.65%, 09/17/2021(a)(c)	120,000	120,054
Express Scripts Holding Co.
4.500%, 02/25/2026	450,000	487,186
HCA, Inc.
4.125%, 06/15/2029	500,000	513,199
4.500%, 02/15/2027	180,000	191,550
5.250%, 04/15/2025	1,452,000	1,603,191
5.250%, 06/15/2049	1,500,000	1,584,594
6.250%, 02/15/2021	200,000	210,072
Medco Health Solutions, Inc.
4.125%, 09/15/2020	500,000	508,944
Total Health Care Facilities & Services		5,218,790

Integrated Oils (0.62%)
Cenovus Energy, Inc.
5.700%, 10/15/2019	1,588,462	1,599,170

Machinery Manufacturing (0.19%)
Ingersoll-Rand Luxembourg Finance SA
2.625%, 05/01/2020	480,000	480,072

Managed Care (1.00%)
Cigna Holding Co.
3.875%, 10/15/2047	2,728,000	2,574,867

Medical Equipment & Devices Manufacturing (0.75%)
Life Technologies Corp.
6.000%, 03/01/2020	1,917,000	1,954,266

Pharmaceuticals (2.07%)
AbbVie, Inc.
3.600%, 05/14/2025	600,000	618,697

	Principal	Value
	Amount	(Note 2)
Bristol-Myers Squibb Co.
4.250%, 10/26/2049(c)	$500,000	$547,992
Elanco Animal Health, Inc.
3.912%, 08/27/2021	820,000	837,832
4.272%, 08/28/2023	1,149,000	1,209,551
4.900%, 08/28/2028	200,000	221,801
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	1,960,000	1,958,499
Total Pharmaceuticals		5,394,372

Pipeline (4.31%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.250%, 01/15/2025	300,000	317,405
5.500%, 10/15/2019	670,000	672,069
Enable Midstream Partners LP
4.400%, 03/15/2027	1,000,000	1,003,159
4.950%, 05/15/2028	900,000	933,353
Energy Transfer Operating LP
4.250%, 03/15/2023	347,000	362,280
5.150%, 02/01/2043	800,000	815,916
5.875%, 01/15/2024	1,340,000	1,488,694
7.500%, 10/15/2020	220,000	232,437
Kinder Morgan, Inc.
3.050%, 12/01/2019	90,000	90,098
Midwest Connector Capital Co. LLC
3.625%, 04/01/2022(c)	1,145,000	1,169,705
3.900%, 04/01/2024(c)	300,000	312,301
ONEOK Partners LP
3.800%, 03/15/2020	165,000	165,938
5.000%, 09/15/2023	55,000	59,369
Plains All American Pipeline LP / PAA Finance Corp.
2.600%, 12/15/2019	1,169,000	1,167,761
5.750%, 01/15/2020	2,341,000	2,370,963
Total Pipeline		11,161,448

Power Generation (0.18%)
Exelon Generation Co. LLC
5.200%, 10/01/2019	461,000	463,051

Publishing & Broadcasting (0.20%)
Discovery Communications LLC
2.200%, 09/20/2019	529,000	528,720

Real Estate (0.56%)
American Tower Corp.
5.900%, 11/01/2021	100,000	107,203
Reckson Operating Partnership LP
7.750%, 03/15/2020	400,000	412,346
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.700%, 09/17/2019(c)	940,000	939,858
Total Real Estate		1,459,407

	Principal	Value
	Amount	(Note 2)
Refining & Marketing (0.58%)
Marathon Petroleum Corp.
5.125%, 12/15/2026	$1,354,000	$1,499,176

Retail - Consumer Staples (0.14%)
Sysco Corp.
3.300%, 07/15/2026	355,000	366,777

Semiconductors (0.36%)
Microchip Technology, Inc.
3.922%, 06/01/2021	926,000	942,542

Supermarkets & Pharmacies (1.08%)
Kroger Co.
2.650%, 10/15/2026	2,360,000	2,292,203
6.150%, 01/15/2020	176,000	178,760
Series GMTN
1.500%, 09/30/2019	308,000	307,495
Total Supermarkets & Pharmacies		2,778,458

Transportation & Logistics (1.53%)
FedEx Corp.
3.100%, 08/05/2029	1,000,000	989,328
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.050%, 01/09/2020(c)	830,000	831,159
3.200%, 07/15/2020(c)	832,000	836,050
3.375%, 02/01/2022(c)	767,000	781,168
Ryder System, Inc.
2.450%, 09/03/2019	520,000	519,905
Total Transportation & Logistics		3,957,610

Utilities (1.67%)
American Water Capital Corp.
3.750%, 09/01/2028	150,000	161,393
Dominion Energy, Inc.
2.715%, 08/15/2021	1,000,000	1,002,269
3.071%, 08/15/2024	1,000,000	1,010,551
4.104%, 04/01/2021	250,000	255,711
Exelon Corp.
3.950%, 06/15/2025	100,000	106,698
5.150%, 12/01/2020	100,000	102,881
Oklahoma Gas & Electric Co.
3.800%, 08/15/2028	150,000	159,606
Piedmont Natural Gas Co., Inc.
3.500%, 06/01/2029	1,450,000	1,521,160
Total Utilities		4,320,269

Waste & Environment Services & Equipment (0.57%)
Republic Services, Inc.
5.500%, 09/15/2019	1,479,000	1,484,222

	Principal	Value
	Amount	(Note 2)
Wireless Telecommunications Services (1.16%)
AT&T, Inc.
4.300%, 12/15/2042	$500,000	$501,971
4.350%, 03/01/2029	1,100,000	1,189,305
4.800%, 06/15/2044	479,000	506,209
3M US L + 0.75%, 06/01/2021(a)	100,000	100,500
Sprint Communications, Inc.
7.000%, 08/15/2020	355,000	369,097
Verizon Communications, Inc.
4.016%, 12/03/2029(c)	306,000	332,310
Total Wireless Telecommunications Services		2,999,392

Wireline Telecommunications Services (0.49%)
CenturyLink, Inc.
Series V
5.625%, 04/01/2020	1,255,000	1,276,168

TOTAL CORPORATE BONDS
(Cost $111,742,112)		113,875,504

GOVERNMENT BONDS (43.14%)
U.S. Treasury Bonds (43.14%)
United States Treasury Bonds
2.250%, 08/15/2046	3,000,000	2,832,715
2.375%, 05/15/2029	8,473,000	8,741,753
2.625%, 02/15/2029	9,084,000	9,565,878
2.875%, 05/15/2049	10,182,000	10,908,461
3.000%, 05/15/2042	2,000,000	2,189,961
3.375%, 11/15/2019	5,925,000	5,945,599
3.375%, 11/15/2048	3,000,000	3,527,871
United States Treasury Notes
1.000%, 08/31/2019	5,940,000	5,934,349
1.000%, 10/15/2019	3,605,000	3,596,903
1.250%, 08/31/2019	5,240,000	5,236,071
1.250%, 01/31/2020	5,372,000	5,348,812
1.375%, 09/30/2019	5,212,000	5,205,402
1.375%, 01/31/2021	2,300,000	2,280,594
1.625%, 08/31/2019	7,091,000	7,087,828
1.625%, 06/30/2021	8,600,000	8,557,000
1.750%, 09/30/2019	5,500,000	5,496,383
1.875%, 06/30/2026	1,234,000	1,230,963
2.250%, 04/30/2021	9,584,000	9,638,659
2.875%, 10/31/2020	6,291,000	6,359,808
2.875%, 07/31/2025	1,950,000	2,059,459
Total U.S. Treasury Bonds		111,744,469

TOTAL GOVERNMENT BONDS
(Cost $110,926,873)		111,744,469

MUNICIPAL BONDS (0.28%)
Education (0.08%)
University of Texas System
6.276%, 08/15/2041	200,000	200,276

	Principal	Value
	Amount	(Note 2)
Financing & Development (0.02%)
San Antonio Industrial Development Corp.
2.036%, 08/15/2019	$50,000	$49,994

States & Territories (0.18%)
City of El Paso, TX
6.163%, 08/15/2034	150,000	150,221
City of Las Vegas, NV
6.284%, 09/01/2020	205,000	205,690
State of California
6.200%, 10/01/2019	115,000	115,769
Total States & Territories		471,680

TOTAL MUNICIPAL BONDS
(Cost $721,601)		721,950

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.28%)
Money Market Fund (1.28%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	2.211%	3,324,334	3,324,334

TOTAL SHORT TERM INVESTMENTS
(Cost $3,324,334)			3,324,334

Value
(Note 2)
TOTAL INVESTMENTS (100.91%)
(Cost $257,502,368)	$261,353,515

Liabilities In Excess Of Other Assets (-0.91%)	(2,350,220)

NET ASSETS (100.00%)	$259,003,295

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of July 31, 2019 was 2.22%

3M US L - 3 Month LIBOR as of July 31, 2019 was 2.27%

5Y US TI - 5 Year Treasury Yiled as of July 31, 2019 was 1.84%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, the aggregate market value of those securities was $18,224,432, representing 7.04% of net assets.

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.54%)
Fannie Mae
Series 1992-8, Class FA,
1M US L + 0.83%, 01/25/2022(a)	$29,810	$29,972
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	3,454	3,477
Series 1992-91, Class F,
1M US L + 0.50%, 05/25/2022(a)	12,334	12,225
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	2,989	2,955
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	19,609	19,860
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	57,001	56,843
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	21,523	21,533
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	6,330	6,443
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	8,331	8,429
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	14,989	14,775
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	31,715	31,975
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	13,248	13,320
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	166,796	167,825
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	27,468	27,616
Series 1994-75, Class K,
7.000%, 04/25/2024	51,777	55,861
Series 1990-8, Class G,
6.000%, 01/25/2020	1,604	1,606
Series 2011-104, Class DA,
2.000%, 10/25/2021	56,309	55,946
Series 2012-1, Class GB,
2.000%, 02/25/2022	30,444	30,340
Series 2003-49, Class YC,
4.000%, 06/25/2023	51,881	52,916
Series 2004-95, Class AK,
5.500%, 01/25/2025	45,287	47,221
Series 2006-22, Class CE,
4.500%, 08/25/2023	28,896	29,665
Series 2011-66, Class QE,
2.000%, 07/25/2021	1,296	1,290

	Principal	Value
	Amount	(Note 2)
Series 2009-81, Class GC,
3.500%, 12/25/2019	$1,797	$1,795
Series 2009-81, Class GE,
3.500%, 12/25/2019	775	773
Series 2010-112, Class GA,
2.000%, 06/25/2021	5,724	5,696
Series 2010-95, Class BK,
1.500%, 02/25/2020	4,963	4,945
Series 2010-145, Class MA,
2.000%, 12/25/2020	1,292	1,287
		706,589
Freddie Mac
Series 1991-1069, Class J,
6.950%, 04/15/2021	10,456	10,736
Series 1991-1155, Class KZ,
7.000%, 10/15/2021	14,841	15,196
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	41,425	41,886
Series 1993-1584, Class L,
6.500%, 09/15/2023	20,357	21,583
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	46,653	47,030
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	15,385	15,257
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	44,449	44,524
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	13,262	14,028
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	16,748	16,748
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	25,581	25,537
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	35,418	35,740
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	81,302	82,584
Series 1997-1983, Class Z,
6.500%, 12/15/2023	30,166	32,071
Series 2010-3710, Class MG,
4.000%, 08/15/2025	59,199	62,698
Series 2011-3829, Class BE,
3.500%, 03/15/2026	49,493	50,875
Series 2011-3845, Class FQ,
1M US L + 0.25%, 02/15/2026(a)	24,828	24,825
Series 2011-3872, Class ND,
2.000%, 12/15/2021	24,924	24,813
Series 2010-3737, Class NA,
3.500%, 06/15/2025	41,070	41,680
Series 2003-2634, Class PT,
5.000%, 06/15/2023	61,061	63,051

	Principal	Value
	Amount	(Note 2)
Series 2004-2877, Class AL,
5.000%, 10/15/2024	$11,640	$12,105
Series 2007-3288, Class HB,
4.500%, 03/15/2022	26	26
Series 2009-3575, Class EB,
4.000%, 09/15/2024	23,359	24,494
Series 2010-3645, Class EH,
3.000%, 12/15/2020	52,144	52,043
		759,530

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,451,440)		1,466,119

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.07%)
Fannie Mae-Aces
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	27,649	27,630

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2010-K008, Class A1,
2.746%, 12/25/2019	7,143	7,135
Series 2011-K013, Class A1,
2.902%, 08/25/2020	51,077	51,125
Series 2016-KJ05, Class A1,
1.418%, 10/25/2020	38,537	38,316
Series 2017-J15L, Class AFL,
1M US L + 0.35%, 08/25/2025(a)	53,683	53,728
Series 2018-KI02, Class A,
1M US L + 0.20%, 02/25/2021(a)	247,831	247,510
Series 2010-K006, Class A2,
4.251%, 01/25/2020	16,530	16,577
		414,391

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $440,852)		442,021

MORTGAGE-BACKED SECURITIES (0.10%)
Fannie Mae
Series 2010,
3.810%, 12/01/2020	42,451	43,008

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $42,549)		43,008

CORPORATE BONDS (55.10%)
Aerospace & Defense (1.13%)
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025(b)	446,000	468,077

	Principal	Value
	Amount	(Note 2)
Airlines (0.45%)
US Airways 2012-1 Class B Pass Through Trust
8.000%, 10/01/2019	$186,643	$187,893

Automobiles Manufacturing (2.63%)
Ford Motor Credit Co. LLC
2.597%, 11/04/2019	100,000	99,978
5.875%, 08/02/2021	250,000	263,008
3M US L + 0.79%, 06/12/2020(a)	150,000	150,093
3M US L + 0.93%, 11/04/2019(a)	275,000	275,252
General Motors Financial Co., Inc.
3M US L + 0.93%, 04/13/2020(a)	297,000	297,816
Total Automobiles Manufacturing		1,086,147

Banks (9.44%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	450,000	457,057
Citizens Bank NA
3M US L + 0.57%, 05/26/2020(a)	252,000	252,822
Citizens Financial Group, Inc.
4.150%, 09/28/2022(b)	400,000	412,421
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	259,489
Credit Suisse AG
5.400%, 01/14/2020	133,000	134,707
Danske Bank A/S
5.000%, 01/12/2022(b)	450,000	471,658
5.375%, 01/12/2024(b)	250,000	272,447
Discover Bank
7.000%, 04/15/2020	250,000	257,771
First Tennessee Bank NA
2.950%, 12/01/2019	313,000	313,162
SVB Financial Group
5.375%, 09/15/2020	300,000	309,109
US Bank NA
3.450%, 11/16/2021	250,000	256,555
Wells Fargo & Co.
2.625%, 07/22/2022	200,000	201,183
3.500%, 03/08/2022	300,000	308,206
Total Banks		3,906,587

Cable & Satellite (1.57%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	150,000	152,983
Comcast Corp.
3M US L + 0.33%, 10/01/2020(a)	200,000	200,422
Sky, Ltd.
2.625%, 09/16/2019(b)	200,000	199,992
Time Warner Cable LLC
5.000%, 02/01/2020	100,000	101,178
Total Cable & Satellite		654,575

	Principal	Value
	Amount	(Note 2)
Casinos & Gaming (0.11%)
MGM Resorts International
5.250%, 03/31/2020	$45,000	$45,788

Chemicals (0.49%)
DuPont de Nemours, Inc.
3.766%, 11/15/2020	100,000	101,781
International Flavors & Fragrances, Inc.
3.400%, 09/25/2020	100,000	100,958
Total Chemicals		202,739

Consumer Finance (4.36%)
Fiserv, Inc.
2.750%, 07/01/2024	500,000	503,139
Synchrony Financial
4.375%, 03/19/2024	500,000	526,858
3M US L + 1.23%, 02/03/2020(a)	160,000	160,648
Total System Services, Inc.
3.800%, 04/01/2021	600,000	610,907
Total Consumer Finance		1,801,552

Diversified Banks (2.81%)
Bank of America Corp.
Series GMTN
3M US L + 0.66%, 07/21/2021(a)	345,000	344,606
3M US L + 0.96%, 07/23/2024(a)	40,000	40,322
JPMorgan Chase & Co.
4.950%, 03/25/2020	179,000	181,914
3M US L + 0.935%, 04/25/2023(a)	225,000	226,653
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	250,000	268,903
Standard Chartered PLC
2.100%, 08/19/2019(b)	100,000	99,976
Total Diversified Banks		1,162,374

Electrical Equipment Manufacturing (1.55%)
Keysight Technologies, Inc.
3.300%, 10/30/2019	200,000	200,128
Trimble, Inc.
4.750%, 12/01/2024	318,000	339,476
Tyco Electronics Group SA
3M US L + 0.45%, 06/05/2020(a)	100,000	100,164
Total Electrical Equipment Manufacturing		639,768

Entertainment Content (0.63%)
Fox Corp.
3.666%, 01/25/2022(b)	250,000	257,848

Exploration & Production (1.22%)
Antero Resources Corp.
5.375%, 11/01/2021	310,000	306,413
Marathon Oil Corp.
2.700%, 06/01/2020	200,000	200,184
Total Exploration & Production		506,597

	Principal	Value
	Amount	(Note 2)
Financial Services (4.41%)
Ameriprise Financial, Inc.
3.000%, 03/22/2022	$250,000	$253,882
Goldman Sachs Group, Inc.
Series GMTN
5.375%, 03/15/2020	150,000	152,712
Series D
6.000%, 06/15/2020	70,000	72,197
3M US L + 0.821%, 10/31/2022(a)	150,000	151,021
Morgan Stanley
2.750%, 05/19/2022	75,000	75,591
Series GMTN
3.125%, 01/23/2023	200,000	203,952
5.500%, 01/26/2020	212,000	215,058
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	200,000	200,393
USAA Capital Corp.
2.625%, 06/01/2021(b)	500,000	503,709
Total Financial Services		1,828,515

Food & Beverage (3.25%)
Campbell Soup Co.
3M US L + 0.63%, 03/15/2021(a)	75,000	75,036
Conagra Brands, Inc.
3M US L + 0.75%, 10/22/2020(a)	100,000	100,045
Constellation Brands, Inc.
2.000%, 11/07/2019	170,000	169,720
Molson Coors Brewing Co.
2.250%, 03/15/2020	295,000	294,525
Wm Wrigley Jr Co.
2.900%, 10/21/2019(b)	707,000	707,401
Total Food & Beverage		1,346,727

Hardware (1.49%)
EMC Corp.
2.650%, 06/01/2020	621,000	617,855

Health Care Facilities & Services (2.78%)
Cigna Corp.
3.200%, 09/17/2020(b)	300,000	302,304
3M US L + 0.65%, 09/17/2021(a)(b)	300,000	300,135
HCA, Inc.
4.750%, 05/01/2023	225,000	240,444
6.250%, 02/15/2021	100,000	105,036
Quest Diagnostics, Inc.
2.500%, 03/30/2020	200,000	199,975
Total Health Care Facilities & Services		1,147,894

Integrated Oils (1.28%)
Cenovus Energy, Inc.
5.700%, 10/15/2019	525,000	528,539

Medical Equipment & Devices Manufacturing (0.66%)
Life Technologies Corp.
6.000%, 03/01/2020	100,000	101,944

	Principal	Value
	Amount	(Note 2)
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/2019	$170,000	$171,116
Total Medical Equipment & Devices Manufacturing		273,060

Pharmaceuticals (3.22%)
AbbVie, Inc.
2.500%, 05/14/2020	150,000	150,021
AstraZeneca PLC
1.950%, 09/18/2019	298,000	297,859
Elanco Animal Health, Inc.
3.912%, 08/27/2021	368,000	376,003
4.272%, 08/28/2023	100,000	105,270
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/2019	200,000	199,847
Takeda Pharmaceutical Co., Ltd.
3.800%, 11/26/2020(b)	200,000	203,440
Total Pharmaceuticals		1,332,440

Pipeline (4.43%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.500%, 10/15/2019	255,000	255,787
Energy Transfer Operating LP
7.500%, 10/15/2020	530,000	559,963
Enterprise Products Operating LLC
2.550%, 10/15/2019	24,000	23,999
Kinder Morgan, Inc.
3.050%, 12/01/2019	75,000	75,082
Midwest Connector Capital Co. LLC
3.625%, 04/01/2022(b)	200,000	204,315
ONEOK Partners LP
3.800%, 03/15/2020	110,000	110,625
Plains All American Pipeline LP / PAA Finance Corp.
2.600%, 12/15/2019	67,000	66,929
5.750%, 01/15/2020	529,000	535,771
Total Pipeline		1,832,471

Publishing & Broadcasting (0.86%)
Discovery Communications LLC
2.200%, 09/20/2019	350,000	349,815

Real Estate (1.00%)
Reckson Operating Partnership LP
7.750%, 03/15/2020	400,000	412,346

Semiconductors (0.79%)
Microchip Technology, Inc.
3.922%, 06/01/2021	320,000	325,716

Supermarkets & Pharmacies (0.74%)
Kroger Co.
6.150%, 01/15/2020	300,000	304,705

	Principal	Value
	Amount	(Note 2)
Transportation & Logistics (0.82%)
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.050%, 01/09/2020(b)	$305,000	$305,425
3.375%, 02/01/2022(b)	33,000	33,610
Total Transportation & Logistics		339,035

Utilities (1.71%)
Dominion Energy, Inc.
2.715%, 08/15/2021	500,000	501,135
4.104%, 04/01/2021	100,000	102,284
Exelon Corp.
5.150%, 12/01/2020	100,000	102,881
Total Utilities		706,300

Wireless Telecommunications Services (0.16%)
AT&T, Inc.
3M US L + 0.75%, 06/01/2021(a)	66,000	66,330

Wireline Telecommunications Services (1.11%)
CenturyLink, Inc.
Series Q
6.150%, 09/15/2019	150,000	150,782
Series V
5.625%, 04/01/2020	305,000	310,144
Total Wireline Telecommunications Services		460,926

TOTAL CORPORATE BONDS
(Cost $22,544,505)		22,792,619

GOVERNMENT BONDS (38.90%)
U.S. Treasury Bonds (38.90%)
United States Treasury Notes
1.000%, 08/31/2019	180,000	179,829
1.250%, 08/31/2019	635,000	634,524
1.375%, 01/31/2021	1,500,000	1,487,344
1.375%, 04/30/2021	1,270,000	1,258,243
1.625%, 08/31/2019	520,000	519,767
1.625%, 06/30/2021	413,000	410,935
1.750%, 12/31/2020	1,000,000	997,051
1.750%, 06/15/2022	1,999,000	1,995,290
1.750%, 07/31/2024	150,000	149,435
2.000%, 04/30/2024	690,000	695,027
2.250%, 04/30/2021	1,185,000	1,191,758
2.500%, 02/28/2021	1,745,000	1,760,269
2.625%, 05/15/2021	2,200,000	2,227,327
2.625%, 07/15/2021	1,214,000	1,231,001
2.875%, 10/31/2020	1,336,000	1,350,613
Total U.S. Treasury Bonds		16,088,413

TOTAL GOVERNMENT BONDS
(Cost $16,064,948)		16,088,413

	Principal	Value
	Amount	(Note 2)
MUNICIPAL BONDS (0.38%)
Financing & Development (0.12%)
Sports & Exhibition Authority of Pittsburgh and Allegheny County
2.540%, 12/15/2019	$50,000	$49,996

States & Territories (0.26%)
City of Half Moon Bay, CA
8.625%, 08/01/2039	30,000	30,000
State of Illinois
5.463%, 02/01/2020	75,000	75,851
Total States & Territories		105,851

TOTAL MUNICIPAL BONDS
(Cost $155,675)		155,847

TOTAL INVESTMENTS (99.09%)
(Cost $40,699,969)		$40,988,027

Other Assets In Excess Of Liabilities (0.91%)		375,254

NET ASSETS (100.00%)		$41,363,281

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of July 31, 2019 was 2.22%

3M US L - 3 Month LIBOR as of July 31, 2019 was 2.27%

10Y US TI - 10 Year Treasury Yield as of July 31, 2019 was 2.02%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, the aggregate market value of those securities was $4,742,758, representing 11.47% of net assets.

ALPS | Red Rocks Listed Private Equity Fund

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (19.04%)
HarbourVest Global Private Equity, Ltd.(a)	520,100	$10,878,887
HBM Healthcare Investments AG, Class A	29,046	5,688,673
HgCapital Trust PLC	1,968,000	5,116,380
ICG Enterprise Trust PLC	207,985	2,215,671
NB Private Equity Partners, Ltd.	233,449	3,250,624
Pantheon International PLC Fund(a)	314,700	8,780,539
3i Infrastructure PLC	507,000	1,753,500
TOTAL CLOSED-END FUNDS
(Cost $29,715,980)		37,684,274

COMMON STOCKS (78.67%)
Communications (10.82%)
Internet (5.28%)
IAC/InterActiveCorp(a)	43,700	10,446,485

Media (5.54%)
Liberty Media Corp.-Liberty Formula One, Class A(a)	98,400	3,688,032
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	99,400	4,138,022
Naspers, Ltd., Class N	12,900	3,144,508
		10,970,562

TOTAL COMMUNICATIONS		21,417,047

Diversified (2.48%)
Holding Companies-Diversified Operations (2.48%)
Schouw & Co. AB	66,100	4,919,942

TOTAL DIVERSIFIED		4,919,942

Financials (55.65%)
Diversified Financial Services (27.47%)
Berkshire Hathaway, Inc., Class B(a)	36,400	7,477,652
Blackstone Group, Inc., Class A	213,200	10,229,336
Cannae Holdings, Inc.(a)	159,000	4,603,050
Carlyle Group LP	162,000	3,863,700
Compass Diversified Holdings	100,900	1,937,280
EXOR N.V.	50,500	3,516,889
Intermediate Capital Group PLC	418,800	7,055,130
KKR & Co. LP, Class A	344,700	9,220,725
Partners Group Holding AG	8,150	6,481,618
		54,385,380

Investment Companies (19.52%)
3i Group PLC	575,000	7,748,137
Ares Capital Corp.	439,300	8,157,801
AURELIUS Equity Opportunities SE & Co. KGaA	146,532	5,913,197

		Value
	Shares	(Note 2)
Investment Companies (continued)
Eurazeo SE	42,866	$2,876,521
FS KKR Capital Corp.	1,150,500	6,592,365
Investor AB, B Shares	93,900	4,464,619
New Mountain Finance Corp.	210,500	2,898,585
		38,651,225

Private Equity (5.31%)
Brederode SA	48,900	3,453,642
Princess Private Equity Holding, Ltd.	240,300	2,569,678
Standard Life Private Equity	1,027,499	4,498,349
		10,521,669

Real Estate (3.35%)
Brookfield Asset Management, Inc., Class A	135,300	6,629,700

TOTAL FINANCIALS		110,187,974

Industrials (7.95%)
Commercial Services (1.14%)
Brookfield Business Partners LP	59,500	2,259,539

Electrical Equipment (0.46%)
Melrose Industries PLC	404,000	911,793

Miscellaneous Manufacturers (6.35%)
Aalberts NV	78,000	3,138,408
Colfax Corp.(a)	200,000	5,536,000
Danaher Corp.	27,700	3,891,850
		12,566,258

TOTAL INDUSTRIALS		15,737,590

Utilities (1.77%)
Electric (1.77%)
Brookfield Infrastructure Partners LP	79,000	3,498,120

TOTAL UTILITIES		3,498,120

TOTAL COMMON STOCKS
(Cost $132,137,604)		155,760,673

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.08%)
Money Market Fund (2.08%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	4,123,968	$4,123,968

TOTAL MONEY MARKET FUND			4,123,968

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,123,968)			4,123,968

TOTAL INVESTMENTS (99.79%)
(Cost $165,977,552)			$197,568,915

Other Assets In Excess Of Liabilities (0.21%)			417,536

NET ASSETS (100.00%)			$197,986,451

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Research Value Fund

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.99%)
Communication Services (7.61%)
Media & Entertainment (4.10%)
Charter Communications, Inc., Class A(a)	755	$290,962
Cinemark Holdings, Inc.	4,752	189,700
Comcast Corp., Class A	36,701	1,584,382
Liberty Media Corp.-Liberty Formula One, Class C(a)	4,908	193,277
New York Times Co., Class A	4,230	150,926
Walt Disney Co.	7,853	1,123,058
		3,532,305

Telecommunication Services (3.51%)
Verizon Communications, Inc.	54,672	3,021,721

TOTAL COMMUNICATION SERVICES		6,554,026

Consumer Discretionary (5.50%)
Consumer Durables & Apparel (0.74%)
NIKE, Inc., Class B	3,409	293,276
Under Armour, Inc., Class A(a)	15,058	347,388
		640,664

Consumer Services (3.19%)
Houghton Mifflin Harcourt Co.(a)	9,262	54,183
Hyatt Hotels Corp., Class A	6,059	468,663
McDonald's Corp.	9,697	2,043,352
MGM Resorts International	6,085	182,672
		2,748,870

Retailing (1.57%)
Expedia Group, Inc.	2,288	303,709
Lowe's Cos., Inc.	4,271	433,080
TJX Cos., Inc.	11,272	615,000
		1,351,789

TOTAL CONSUMER DISCRETIONARY		4,741,323

Consumer Staples (8.52%)
Food & Staples Retailing (1.35%)
Wal-Mart Stores, Inc.	10,534	1,162,743

Food, Beverage & Tobacco (4.18%)
Coca-Cola Co.	27,978	1,472,482
Mondelez International, Inc., Class A	15,398	823,639
Philip Morris International, Inc.	15,609	1,305,069
		3,601,190

		Value
	Shares	(Note 2)
Household & Personal Products (2.99%)
Procter & Gamble Co.	21,832	$2,577,049

TOTAL CONSUMER STAPLES		7,340,982

Energy (8.49%)
Energy (8.49%)
Chevron Corp.	10,534	1,296,841
Concho Resources, Inc.	2,615	255,433
Diamondback Energy, Inc.	2,187	226,201
Encana Corp.	46,015	210,288
Exxon Mobil Corp.	34,630	2,575,087
Marathon Petroleum Corp.	11,118	626,944
Noble Energy, Inc.	15,708	346,833
Schlumberger, Ltd.	18,207	727,734
Targa Resources Corp.	4,183	162,760
TC Energy Corp.	18,160	889,114
		7,317,235

TOTAL ENERGY		7,317,235

Financials (23.66%)
Banks (9.81%)
Bank of America Corp.	127,176	3,901,760
JPMorgan Chase & Co.	26,152	3,033,632
KeyCorp	17,755	326,159
MGIC Investment Corp.(a)	16,171	207,797
Sterling Bancorp	13,726	299,913
SVB Financial Group(a)	1,153	267,462
Zions Bancorp NA	9,220	415,545
		8,452,268

Diversified Financials (6.21%)
American Express Co.	3,747	466,014
Ares Management Corp.	11,348	331,929
AXA Equitable Holdings, Inc.	11,845	266,276
Berkshire Hathaway, Inc., Class B(a)	5,429	1,115,280
Blackstone Group, Inc.	9,133	438,201
Blucora, Inc.(a)	6,745	201,945
Hamilton Lane, Inc., Class A	5,578	327,429
OneMain Holdings, Inc.	7,738	320,740
Raymond James Financial, Inc.	6,443	519,757
TD Ameritrade Holding Corp.	20,264	1,035,490
Voya Financial, Inc.	5,754	323,202
		5,346,263

Insurance (7.64%)
Alleghany Corp.(a)	556	381,266
American International Group, Inc.	17,896	1,001,997
Assurant, Inc.	5,853	663,496
Assured Guaranty, Ltd.	17,255	753,871
Athene Holding, Ltd., Class A(a)	10,460	427,396
Chubb, Ltd.	2,900	443,236
Hartford Financial Services Group, Inc.	14,277	822,784
Marsh & McLennan Cos., Inc.	7,075	699,010
MetLife, Inc.	8,977	443,643
Progressive Corp.	5,363	434,296

		Value
	Shares	(Note 2)
Insurance (continued)
Prudential Financial, Inc.	5,079	$514,553
		6,585,548

TOTAL FINANCIALS		20,384,079

Health Care (13.11%)
Health Care Equipment & Services (6.29%)
Abbott Laboratories	16,522	1,439,066
Anthem, Inc.	3,929	1,157,523
Baxter International, Inc.	6,255	525,232
Boston Scientific Corp.(a)	8,984	381,461
Danaher Corp.	6,418	901,729
HCA Healthcare, Inc.	3,104	414,415
Medtronic PLC	4,077	415,610
NuVasive, Inc.(a)	2,827	188,278
		5,423,314

Pharmaceuticals, Biotechnology & Life Sciences (6.82%)
Allergan PLC	3,425	549,712
Alnylam Pharmaceuticals, Inc.(a)	930	72,159
Amneal Pharmaceuticals, Inc.(a)	2,707	9,908
AstraZeneca PLC, Sponsored ADR	26,025	1,129,745
Bluebird Bio, Inc.(a)	1,097	143,959
Bristol-Myers Squibb Co.	14,816	657,978
Elanco Animal Health, Inc.(a)	2,680	88,333
GlycoMimetics, Inc.(a)	2,843	26,241
Mylan NV(a)	12,628	263,925
Nektar Therapeutics(a)	2,230	63,466
Pfizer, Inc.	51,238	1,990,084
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	22,759	180,479
Thermo Fisher Scientific, Inc.	2,507	696,144
		5,872,133

TOTAL HEALTH CARE		11,295,447

Industrials (9.13%)
Capital Goods (7.12%)
AMETEK, Inc.	3,349	300,104
Boeing Co.	522	178,096
Caterpillar, Inc.	3,156	415,550
Deere & Co.	1,302	215,676
Dover Corp.	1,334	129,198
Dycom Industries, Inc.(a)	2,606	143,747
Fortive Corp.	4,475	340,324
Gardner Denver Holdings, Inc.(a)	3,858	127,198
General Electric Co.	10,000	104,500
Granite Construction, Inc.	2,662	94,501
Greenbrier Cos., Inc.	4,176	120,728
Illinois Tool Works, Inc.	1,626	250,778
Ingersoll-Rand PLC	4,169	515,539
Lockheed Martin Corp.	2,962	1,072,747
nVent Electric PLC	8,287	205,435
Rexnord Corp.(a)	2,968	86,933
Triton International, Ltd.	4,995	165,235

		Value
	Shares	(Note 2)
Capital Goods (continued)
United Technologies Corp.	10,730	$1,433,528
Wabtec Corp.	2,989	232,185
		6,132,002

Commercial & Professional Services (0.91%)
Equifax, Inc.	1,590	221,153
IHS Markit, Ltd.(a)	7,002	451,069
TransUnion	1,391	115,161
		787,383

Transportation (1.10%)
JetBlue Airways Corp.(a)	6,602	126,957
Kirby Corp.(a)	1,532	120,048
Norfolk Southern Corp.	3,195	610,628
Spirit Airlines, Inc.(a)	2,087	88,551
		946,184

TOTAL INDUSTRIALS		7,865,569

Information Technology (7.23%)
Semiconductors & Semiconductor Equipment (4.09%)
First Solar, Inc.(a)	3,195	206,045
Intel Corp.	23,489	1,187,369
KLA Corp.	2,187	298,132
Marvell Technology Group, Ltd.	25,525	670,286
Micron Technology, Inc.(a)	9,701	435,478
Teradyne, Inc.	5,460	304,286
Texas Instruments, Inc.	3,363	420,409
		3,522,005

Software & Services (2.36%)
FleetCor Technologies, Inc.(a)	865	245,807
Genpact, Ltd.	6,740	267,443
Global Payments, Inc.	1,697	284,960
Guidewire Software, Inc.(a)	1,665	169,963
Leidos Holdings, Inc.	3,393	278,565
Microsoft Corp.	2,203	300,203
SS&C Technologies Holdings, Inc.	1,909	91,537
Total System Services, Inc.	791	107,355
Visa, Inc., Class A	652	116,056
WEX, Inc.(a)	814	177,509
		2,039,398

Technology Hardware & Equipment (0.78%)
Western Digital Corp.	12,444	670,607

TOTAL INFORMATION TECHNOLOGY		6,232,010

Materials (3.99%)
Materials (3.99%)
Ball Corp.	5,715	408,508
Cabot Corp.	9,183	410,664
Celanese Corp., Series A	2,301	258,103
FMC Corp.	4,937	426,656
Freeport-McMoRan, Inc.	12,880	142,453

		Value
	Shares	(Note 2)
Materials (continued)
International Paper Co.	6,454	$283,395
Linde PLC	4,671	893,469
Livent Corp.(a)	9,062	58,359
PPG Industries, Inc.	4,707	552,555
		3,434,162

TOTAL MATERIALS		3,434,162

Real Estate (5.07%)
Real Estate (5.07%)
Alexandria Real Estate Equities, Inc.	4,417	646,472
American Tower Corp.	4,097	867,007
Camden Property Trust	5,951	617,178
Douglas Emmett, Inc.	13,907	567,684
Equinix, Inc.	1,438	722,020
HCP, Inc.	10,605	338,618
Host Hotels & Resorts, Inc.	17,516	304,603
STORE Capital Corp.	8,921	305,187
		4,368,769

TOTAL REAL ESTATE		4,368,769

Utilities (6.68%)
Utilities (6.68%)
Avangrid, Inc.	13,628	688,895
Edison International	12,983	967,753
Exelon Corp.	16,858	759,621
National Grid PLC, ADR	5,614	288,784
NextEra Energy, Inc.	3,956	819,565
NRG Energy, Inc.	11,557	394,556
Sempra Energy	10,346	1,401,159
UGI Corp.	8,447	431,557
		5,751,890

TOTAL UTILITIES		5,751,890

TOTAL COMMON STOCKS
(Cost $74,766,298)		85,285,492

EXCHANGE TRADED FUNDS (0.60%)
Vanguard® High Dividend Yield ETF	5,874	516,971

TOTAL EXCHANGE TRADED FUNDS
(Cost $519,984)		516,971

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (0.92%)
SHORT-TERM CASH EQUIVALENTS (0.92%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	792,361	$792,361

TOTAL SHORT-TERM INVESTMENTS
(Cost $792,361)			792,361

TOTAL INVESTMENTS (100.51%)
(Cost $76,078,643)			$86,594,824

Liabilities In Excess Of Other Assets (-0.51%)			(439,562)

NET ASSETS (100.00%)			$86,155,262

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

	Shares	(Note 2)
CLOSED-END FUNDS (5.18%)
Retail - Discretionary (5.18%)
Altaba, Inc.(a)	27,300	$1,923,285

TOTAL CLOSED-END FUNDS
(Cost $1,792,114)		1,923,285

COMMON STOCKS (82.80%)
Communications (1.08%)
Telecommunications (1.08%)
China Mobile, Ltd., ADR	12,417	205,056
China Telecom Corp., Ltd., Class H	248,400	110,794
China Unicom Hong Kong, Ltd.	88,000	85,734
		401,584

TOTAL COMMUNICATIONS		401,584

Consumer Discretionary (26.22%)
Apparel & Textile Products (1.37%)
Xtep International Holdings, Ltd.	704,000	506,968

Automotive Manufacturing (1.22%)
Guangzhou Automobile Group Co., Ltd., Class H	444,000	451,435

Gaming, Lodging & Restaurants (6.28%)
Cafe de Coral Holdings, Ltd.	306,000	1,017,511
Galaxy Entertainment Group, Ltd.	32,060	218,242
Melco Resorts & Entertainment, Ltd., ADR	11,800	265,146
Sands China, Ltd.	173,200	831,337
		2,332,236

Retail - Consumer Discretionary (17.35%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	22,590	3,910,555
ANTA Sports Products, Ltd.	194,000	1,448,197
Chow Tai Fook Jewellery Group, Ltd.	527,600	503,747
Lifestyle International Holdings, Ltd.	422,500	577,317
		6,439,816

TOTAL CONSUMER DISCRETIONARY		9,730,455

Energy (3.81%)
Oil, Gas & Coal (3.81%)
CNOOC, Ltd.	858,000	1,414,641

TOTAL ENERGY		1,414,641

Financials (26.93%)
Banking (7.55%)
Bank of China, Ltd., Class H	1,453,437	590,223
China Construction Bank Corp., Class H	1,618,080	1,242,250
Industrial & Commercial Bank of China, Ltd., Class H	1,285,967	863,587

	Shares	(Note 2)
Banking (continued)
Postal Savings Bank of China Co., Ltd., Class H	179,958	$104,654
		2,800,714

Institutional Financial Services (2.94%)
China International Capital Corp., Ltd., Class H	191,600	362,476
CITIC Securities Co., Ltd.	380,900	727,251
		1,089,727

Insurance (10.66%)
AIA Group, Ltd.	125,400	1,283,565
China Life Insurance Co., Ltd., Class H	514,000	1,309,245
Ping An Insurance Group Co. of China, Ltd., Class H	115,765	1,364,385
		3,957,195

Real Estate (5.78%)
Link REIT	46,000	535,035
Midea Real Estate Holding, Ltd.	297,400	807,080
Sunac China Holdings, Ltd.	103,100	465,050
Times China Holdings, Ltd.	192,000	336,956
		2,144,121

TOTAL FINANCIALS		9,991,757

Health Care (1.04%)
Biotechnology & Pharmaceuticals (1.04%)
BeiGene, Ltd., ADR(a)	2,810	385,925

TOTAL HEALTH CARE		385,925

Industrials (1.26%)
Engineering & Construction Services (1.26%)
China Tower Corp., Ltd., Class H	1,810,000	467,791

TOTAL INDUSTRIALS		467,791

Materials (2.13%)
Construction Materials Manufacturing (2.13%)
Anhui Conch Cement Co., Ltd., Class H	79,000	456,165
China Resources Cement Holdings, Ltd.	366,000	334,487
		790,652

TOTAL MATERIALS		790,652

Technology (19.06%)
Design, Manufacturing & Distribution (0.87%)
Fabrinet(a)	6,000	322,080

Hardware (1.42%)
Lumentum Holdings, Inc.(a)	4,900	277,487
Western Digital Corp.	4,620	248,972
		526,459

Media (10.27%)
Tencent Holdings, Ltd.	81,800	3,811,305

Semiconductors (5.54%)
Analog Devices, Inc.	1,600	187,936

		Shares	(Note 2)
Semiconductors (continued)
Applied Materials, Inc.		8,008	$395,355
Broadcom, Inc.		1,300	376,987
Micron Technology, Inc.(a)		20,576	923,657
Xilinx, Inc.		1,500	171,315
			2,055,250

Software (0.96%)
Momo, Inc., Sponsored ADR		8,800	298,936
NetEase, Inc., ADR		250	57,705
			356,641

TOTAL TECHNOLOGY			7,071,735

Utilities (1.27%)
Utilities (1.27%)
Guangdong Investment, Ltd.		224,000	470,791

TOTAL UTILITIES			470,791

TOTAL COMMON STOCKS
(Cost $27,343,187)			30,725,331

EXCHANGE TRADED FUNDS (1.02%)
China AMC CSI 300 Index ETF		67,200	378,902

TOTAL EXCHANGE TRADED FUNDS
(Cost $394,749)			378,902

Purchased Options (0.10%)
iShares® China Large-Cap ETF		63	5,702
Xtrackers Harvest CSI 300 China A-Shares ETF		902	31,570

TOTAL PURCHASED OPTIONS
(Cost $24,931)			37,272

SHORT TERM SECURITY (0.71%)
Money Market Fund (0.71%)
Blackrock Liquidity Funds, T-Fund	0.311%	263,284	263,284

TOTAL SHORT TERM SECURITY
(Cost $263,284)			263,284

TOTAL INVESTMENTS (89.81%)
(Cost $29,818,265)			$33,328,074

Other Assets In Excess Of Liabilities (10.19%)(b)			3,780,629

NET ASSETS (100.00%)			$37,108,703

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for total return swap contracts in the amount of $496,528.

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premiums	Value	Unrealized Appreciation (Depreciation)
iShares China Large-Cap ETF	$42	08/02/2019	63	$258,930	$2,346	$5,702	$3,356
Xtrackers Harvest CSI 300 China A-Shares ETF	$28	08/02/2019	902	2,513,874	22,585	31,570	8,985
				$2,772,804	$24,931	$37,272	$12,341

TOTAL RETURN SWAP CONTRACTS(a)

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Appreciation
Morgan Stanley	Gree Electric Appliances, Inc.	$783,970	250 bps + 1D FEDEF	02/17/2021	$870,495	$86,525
Morgan Stanley	Kweichow Moutai Co., Ltd.	706,902	250 bps + 1D FEDEF	05/29/2020	725,620	18,718
Morgan Stanley	Yantai Jereh Oilfield Services Group	483,842	250 BPS + 1D FEDEF	05/29/2020	487,794	3,952
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	388,084	255 BPS + 1D FEDEF	10/01/2020	405,120	17,036
		$2,362,798			$2,489,029	$126,231

Swap		Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Reference Obligation	Amount	Paid by Fund*	Date	Value	Depreciation
Morgan Stanley	Jiangsu Yanghe Brewery	$505,546	250 bps + 1D FEDEF	05/29/2020	$472,098	$(33,448)
		$505,546			$472,098	$(33,448)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:

1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.48%)
Equity (98.48%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	38,446	$1,927,298
First Trust RiverFront Dynamic Developed International ETF(a)	166,494	9,237,087
First Trust RiverFront Dynamic Emerging Markets ETF(a)	65,462	3,986,636
First Trust RiverFront Dynamic Europe ETF(a)	39,791	2,311,061
RiverFront Dynamic US Dividend Advantage ETF(a)	128,361	4,179,434
RiverFront Dynamic US Flex-Cap ETF(a)	473,712	15,935,672
		37,577,188
TOTAL EXCHANGE TRADED FUNDS
(Cost $38,594,482)		37,577,188

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.57%)
Money Market Fund (1.57%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	598,933	598,933

TOTAL MONEY MARKET FUND			598,933

TOTAL SHORT-TERM INVESTMENTS
(Cost $598,933)			598,933

TOTAL INVESTMENTS (100.05%)
(Cost $39,193,415)			$38,176,121

Liabilities In Excess Of Other Assets (-0.05%)			(20,691)

NET ASSETS (100.00%)			$38,155,430

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.14%)
Debt (14.40%)
RiverFront Dynamic Core Income ETF(a)	68,899	$1,719,030
RiverFront Dynamic Unconstrained Income ETF(a)	16,497	416,399
Riverfront Strategic Income Fund(a)	37,024	919,491
		3,054,920
Equity (83.74%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	12,773	640,310
First Trust RiverFront Dynamic Developed International ETF(a)	67,718	3,756,994
First Trust RiverFront Dynamic Emerging Markets ETF(a)	31,840	1,939,056
First Trust RiverFront Dynamic Europe ETF(a)	19,121	1,110,548
RiverFront Dynamic US Dividend Advantage ETF(a)	68,748	2,238,435
RiverFront Dynamic US Flex-Cap ETF(a)	240,223	8,081,102
		17,766,445
TOTAL EXCHANGE TRADED FUNDS
(Cost $21,073,672)		20,821,365

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.94%)
Money Market Fund (1.94%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	412,107	412,107

TOTAL MONEY MARKET FUND			412,107

TOTAL SHORT-TERM INVESTMENTS
(Cost $412,107)			412,107

TOTAL INVESTMENTS (100.08%)
(Cost $21,485,779)			$21,233,472

Liabilities In Excess Of Other Assets (-0.08%)			(16,892)

NET ASSETS (100.00%)			$21,216,580

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.30%)
Debt (25.74%)
RiverFront Dynamic Core Income ETF(a)	524,991	$13,098,526
RiverFront Dynamic Unconstrained Income ETF(a)	52,238	1,318,534
Riverfront Strategic Income Fund(a)	117,412	2,915,927
		17,332,987
Equity (72.56%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	34,173	1,713,092
First Trust RiverFront Dynamic Developed International ETF(a)	175,154	9,717,544
First Trust RiverFront Dynamic Emerging Markets ETF(a)	105,172	6,404,975
First Trust RiverFront Dynamic Europe ETF(a)	49,160	2,855,213
RiverFront Dynamic US Dividend Advantage ETF(a)	420,051	13,676,860
RiverFront Dynamic US Flex-Cap ETF(a)	430,842	14,493,525
		48,861,209
TOTAL EXCHANGE TRADED FUNDS
(Cost $66,188,777)		66,194,196

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.89%)
Money Market Fund (1.89%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	1,275,547	1,275,547

TOTAL MONEY MARKET FUND			1,275,547

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,275,547)			1,275,547

TOTAL INVESTMENTS (100.19%)
(Cost $67,464,324)			$67,469,743

Liabilities In Excess Of Other Assets (-0.19%)			(127,728)

NET ASSETS (100.00%)			$67,342,015

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.84%)
Debt (48.08%)
RiverFront Dynamic Core Income ETF(a)	985,807	$24,595,884
RiverFront Dynamic Unconstrained Income ETF(a)	45,258	1,142,353
Riverfront Strategic Income Fund(a)	97,419	2,419,401
		28,157,638
Equity (50.76%)
First Trust RiverFront Dynamic Developed International ETF(a)	81,132	4,501,203
RiverFront Dynamic US Dividend Advantage ETF(a)	490,033	15,955,475
RiverFront Dynamic US Flex-Cap ETF(a)	275,578	9,270,444
		29,727,122
TOTAL EXCHANGE TRADED FUNDS
(Cost $56,690,136)		57,884,760

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.38%)
Money Market Fund (1.38%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	807,687	807,687

TOTAL MONEY MARKET FUND			807,687

TOTAL SHORT-TERM INVESTMENTS
(Cost $807,687)			807,687

TOTAL INVESTMENTS (100.22%)
(Cost $57,497,823)			$58,692,447

Liabilities In Excess Of Other Assets (-0.22%)			(128,316)

NET ASSETS (100.00%)			$58,564,131

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Income & Growth

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.36%)
Debt (69.12%)
RiverFront Dynamic Core Income ETF(a)	210,224	$5,245,089
RiverFront Dynamic Unconstrained Income ETF(a)	6,362	160,582
Riverfront Strategic Income Fund(a)	13,884	344,809
		5,750,480
Equity (29.24%)
RiverFront Dynamic US Dividend Advantage ETF(a)	52,639	1,713,926
RiverFront Dynamic US Flex-Cap ETF(a)	21,364	718,685
		2,432,611
TOTAL EXCHANGE TRADED FUNDS
(Cost $7,887,631)		8,183,091

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.40%)
Money Market Fund (2.40%)
State Street Institutional Treasury Plus Money Market Fund	2.201%	200,050	200,050

TOTAL MONEY MARKET FUND			200,050

TOTAL SHORT-TERM INVESTMENTS
(Cost $200,050)			200,050

TOTAL INVESTMENTS (100.76%)
(Cost $8,087,681)			$8,383,141

Liabilities In Excess Of Other Assets (-0.76%)			(63,218)

NET ASSETS (100.00%)			$8,319,923

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report includes the financial statements and financial highlights of the following 12 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth, RiverFront Asset Allocation Growth & Income , RiverFront Asset Allocation Moderate, RiverFront Asset Allocation Income & Growth, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund (each, a “Fund” and collectively, the “Funds”).The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | WMC Research Value Fund seeks long-term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth seeks to provide high total investment return, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital, and the RiverFront Asset Allocation Income & Growth seeks to provide current income and potential for that income to grow over time. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2019, net assets of the CoreCommodity Fund were $617,428,609 of which $112,910,874 or 18.29% represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund. As of July 31, 2019, net assets of the Kotak Fund were $28,038,447 of which $9,870,509 or 35.20% represented the Kotak Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. However, due to recently enacted legislation the benefits of the Treaty have been reduced and some gains derived by the Portfolio due to the sale of securities will be subject to taxation in India. On April 1, 2017, the General Anti-Avoidance Rules (“GAAR”) which contain treaty override provisions were enacted. Capital gains on sale of shares acquired on or after April 1, 2017, are taxable in India as per the amended India - Mauritius treaty. The benefit of a lower rate of taxation (50% of the applicable tax rate in India) is provided for the gains on shares arising during the period from April 1, 2017 to March 31, 2019 subject to compliance with the Limitation of Benefit clause.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2019:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$180,561,527	$103	$–	$180,561,630
Master Limited Partnerships(a)	2,631,729	–	–	2,631,729
Government Bonds	–	413,284,232	–	413,284,232
Total	$183,193,256	$413,284,335	$–	$596,477,591
Other Financial Instruments
Assets
Futures Contracts	$4,857,142	$–	$–	$4,857,142
Liabilities
Futures Contracts	(2,208,132)	–	–	(2,208,132)
Total Return Swap Contracts	–	(483)	–	(483)
Total	$2,649,010	$(483)	$–	$2,648,527

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$1,995,991	$–	$1,995,991
Consumer Staples	–	2,204,161	–	2,204,161
Energy	–	1,979,884	–	1,979,884
Financials	2,623,274	6,901,246	–	9,524,520
Health Care	378,417	767,353	–	1,145,770
Industrials	204,454	2,958,255	–	3,162,709
Information Technology	1,207,448	2,067,094	–	3,274,542
Materials	308,087	1,957,614	–	2,265,701
Real Estate	–	509,636	–	509,636
Total	$4,721,680	$21,341,234	$–	$26,062,914

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$1,466,119	$–	$1,466,119
Commercial Mortgage-Backed Securities	–	442,021	–	442,021
Mortgage-Backed Securities	–	43,008	–	43,008
Corporate Bonds	–	22,792,619	–	22,792,619
Government Bonds	–	16,088,413	–	16,088,413
Municipal Bonds	–	155,847	–	155,847
Total	$–	$40,988,027	$–	$40,988,027

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$30,861,942	$–	$30,861,942
Mortgage-Backed Securities	–	825,316	–	825,316
Corporate Bonds	–	113,875,504	–	113,875,504
Government Bonds	–	111,744,469	–	111,744,469
Municipal Bonds	–	721,950	–	721,950
Short Term Investments	3,324,334	–	–	3,324,334
Total	$3,324,334	$258,029,181	$–	$261,353,515

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed-End Funds	$16,345,182	$21,339,092	$–	$37,684,274
Common Stocks(a)	105,589,911	50,170,762	–	155,760,673
Short-Term Investments	4,123,968	–	–	4,123,968
Total	$126,059,061	$71,509,854	$–	$197,568,915

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$85,285,492	$–	$–	$85,285,492
Exchange Traded Funds	516,971	–	–	516,971
Short-Term Investments	792,361	–	–	792,361
Total	$86,594,824	$–	$–	$86,594,824

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$124,264	$277,320	$–	$401,584
Consumer Discretionary	4,175,701	5,554,754	–	9,730,455
Energy	–	1,414,641	–	1,414,641
Financials	–	9,991,757	–	9,991,757
Health Care	385,925	–	–	385,925
Industrials	–	467,791	–	467,791
Materials	–	790,652	–	790,652
Technology	3,260,430	3,811,305	–	7,071,735
Utilities	–	470,791	–	470,791
Closed-End Funds	1,923,285	–	–	1,923,285
Exchange Traded Funds	–	378,902	–	378,902
Purchased Options	37,272	–	–	37,272
Short Term Security	263,284	–	–	263,284
Total	$10,170,161	$23,157,913	$–	$33,328,074
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$126,231	$–	$126,231
Liabilities:
Total Return Swap Contracts	–	(33,448)	–	(33,448)
Total	$–	$92,783	$–	$92,783

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$37,577,188	$–	$–	$37,577,188
Short-Term Investments	598,933	–	–	598,933
Total	$38,176,121	$–	$–	$38,176,121

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth
Exchange Traded Funds	$20,821,365	$–	$–	$20,821,365
Short-Term Investments	412,107	–	–	412,107
Total	$21,233,472	$–	$–	$21,233,472

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$66,194,196	$–	$–	$66,194,196
Short-Term Investments	1,275,547	–	–	1,275,547
Total	$67,469,743	$–	$–	$67,469,743

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Income & Growth
Exchange Traded Funds	$8,183,091	$–	$–	$8,183,091
Short-Term Investments	200,050	–	–	200,050
Total	$8,383,141	$–	$–	$8,383,141

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$57,884,760	$–	$–	$57,884,760
Short-Term Investments	807,687	–	–	807,687
Total	$58,692,447	$–	$–	$58,692,447

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Growth & Income,RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Income & Growth, RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Moderate normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2019 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended July 31, 2019 were as follows:

Riverfront Asset Allocation Aggressive	Share Balance Balance as of October 31, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of July 31, 2019	Market Value as of July 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	49,049	485	-	(11,088)	-	38,446	$1,927,298	$46,670	46,901	$(110,070)
RiverFront Dynamic US Dividend Advantage ETF	164,840	1,444	-	(37,923)	-	128,361	$4,179,434	$73,518	297,366	$(39,201)
First Trust RiverFront Dynamic Developed International ETF	213,608	1,633		(48,747)		166,494	$9,237,087	$227,775	202,303	$(204,327)
First Trust RiverFront Dynamic Emerging Markets ETF	85,829	27,374		(47,741)		65,462	$3,986,636	$40,806	488,104	$(65,527)
First Trust RiverFront Dynamic Europe ETF	88,128	373		(48,710)		39,791	$2,311,061	$61,919	476,221	$(466,803)
RiverFront Dynamic US Flex-Cap ETF	527,182	114,917		(168,387)		473,712	$15,935,672	$182,013	699,586	$(382,252)
							$37,577,188	$632,701	$2,210,481	$(1,268,180)

RiverFront Asset Allocation Growth	Share Balance Balance as of October 31, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of July 31, 2019	Market Value as of July 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	18,145	-	-	(5,372)	-	12,773	$640,310	$17,516	31,248	$(60,615)
First Trust RiverFront Dynamic Developed International ETF	97,892	8,407	-	(38,581)	-	67,718	$3,756,994	$101,453	163,917	$(225,757)
First Trust RiverFront Dynamic Emerging Markets ETF	39,545	18,591	-	(26,296)	-	31,840	$1,939,056	$20,217	244,954	$(39,609)
First Trust RiverFront Dynamic Europe ETF	27,124	-	-	(8,003)	-	19,121	$1,110,548	$31,725	91,958	$(79,581)
RiverFront Dynamic Core Income ETF	78,326	33,040	-	(42,467)	-	68,899	$1,719,030	$38,322	100,973	$893
RiverFront Dynamic Unconstrained Income ETF	98,864	-	-	(82,367)	-	16,497	$416,399	$27,012	49,784	$(73,926)
RiverFront Dynamic US Dividend Advantage ETF	116,065	-	-	(47,317)	-	68,748	$2,238,435	$48,297	205,484	$(83,421)
RiverFront Dynamic US Flex-Cap ETF	311,684	21,897	-	(93,358)	-	240,223	$8,081,102	$102,486	407,274	$(336,103)
Riverfront Strategic Income Fund	-	77,478	-	(40,454)	-	37,024	$919,491	$36,994	23,510	$9,638
							$20,821,365	$424,022	$1,319,102	$(888,481)

RiverFront Asset Allocation Growth & Income	Share Balance Balance as of October 31, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of July 31, 2019	Market Value as of July 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	44,878	-	-	(10,705)	-	34,173	$1,713,092	$43,605	49,278	$(120,501)
RiverFront Dynamic Core Income ETF	532,911	197,536	-	(205,456)	-	524,991	$13,098,526	$278,909	753,957	$(4,686)
RiverFront Dynamic US Dividend Advantage ETF	603,647	-		(183,596)		420,051	$13,676,860	$260,091	1,153,771	$(402,997)
First Trust RiverFront Dynamic Developed International ETF	262,527	23,947		(111,320)		175,154	$9,717,544	$255,821	479,063	$(686,861)
First Trust RiverFront Dynamic Emerging Markets ETF	72,759	86,830		(54,417)		105,172	$6,404,975	$50,134	626,303	$(81,468)
First Trust RiverFront Dynamic Europe ETF	87,167	-		(38,007)		49,160	$2,855,213	$77,661	348,717	$(342,050)
RiverFront Dynamic US Flex-Cap ETF	503,078	47,510		(119,746)		430,842	$14,493,525	$166,296	652,935	$(436,150)
RiverFront Dynamic Unconstrained Income ETF	361,253	-		(309,015)		52,238	$1,318,534	$86,863	191,765	$(288,195)
Riverfront Strategic Income Fund	-	293,227		(175,815)		117,412	$2,915,927	$127,062	74,557	$41,744
							$66,194,196	$1,346,442	$4,330,346	$(2,321,164)

RiverFront Asset Allocation Income & Growth	Share Balance Balance as of October 31, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of July 31, 2019	Market Value as of July 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	1,670	75	-	(1,745)	-	-	$-	$684	15,631	$(16,559)
First Trust RiverFront Dynamic Developed International ETF	4,561	159	-	(4,720)	-	-	$-	$1,510	20,356	$(22,722)
First Trust RiverFront Dynamic Europe ETF	647	25	-	(672)	-	-	$-	$144	5,765	$(5,582)
RiverFront Dynamic Core Income ETF	244,739	40,395	-	(74,910)	-	210,224	$5,245,089	$115,019	318,874	$(15,466)
RiverFront Dynamic Unconstrained Income ETF	33,553	457	-	(27,648)	-	6,362	$160,582	$9,281	19,220	$(26,077)
RiverFront Dynamic US Dividend Advantage ETF	58,571	9,371	-	(15,303)	-	52,639	$1,713,926	$28,583	156,302	$(38,983)
RiverFront Dynamic US Flex-Cap ETF	25,365	6,911	-	(10,912)	-	21,364	$718,685	$8,230	35,511	$(13,327)
Riverfront Strategic Income Fund	-	26,073	-	(12,189)	-	13,884	$344,809	$12,627	9,083	$3,212
							$8,183,091	$176,078	$580,742	$(135,504)

RiverFront Asset Allocation Moderate	Share Balance Balance as of October 31, 2018	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of July 31, 2019	Market Value as of July 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	13,443	-	-	(13,443)	-	-	$-	$6,586	125,823	$(158,515)
RiverFront Dynamic Core Income ETF	1,182,155	259,153	-	(455,501)	-	985,807	$24,595,884	$553,820	1,488,162	$(25,626)
RiverFront Dynamic US Dividend Advantage ETF	690,191	-		(200,158)		490,033	$15,955,475	$296,715	1,376,953	$(541,026)
First Trust RiverFront Dynamic Developed International ETF	85,826	23,021		(27,715)		81,132	$4,501,203	$109,027	157,031	$(152,585)
First Trust RiverFront Dynamic Europe ETF	6,116	3,788		(9,904)		-	$-	$1,944	54,493	$(46,880)
RiverFront Dynamic US Flex-Cap ETF	454,234	44,144		(222,800)		275,578	$9,270,444	$126,089	343,284	$(299,924)
RiverFront Dynamic Unconstrained Income ETF	263,876	-		(218,618)		45,258	$1,142,353	$70,374	146,497	$(208,047)
Riverfront Strategic Income Fund	-	195,913		(98,494)		97,419	$2,419,401	$93,159	61,861	$22,684
							$57,884,760	$1,257,714	$3,754,104	$(1,409,919)